                                            File Nos. 33-47473
                                                      811-3859

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                   [X]



                           Pre-Effective Amendment No.           [ ]
                         Post-Effective Amendment No. 17         [X]
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               [X]

                                Amendment No. 34
                        (Check appropriate box or boxes)


                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)

Title and Amount
of Securities
----------------
Flexible Payment
Deferred Annuity
Contracts



It is proposed that this filing will become effective:


        [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
        [X]     on December 29, 1999 pursuant to paragraph (b) of Rule 485
        [ ]     60 days after filing pursuant to paragraph (a) of Rule 485
        [ ]     on [         ] pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Incorporated herein by reference to Post-Effective Amendment No. 16 under Securities Act of 1933 (the 33 Act) and No. 33 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on March 25, 1999.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


Incorporated herein by reference to Post-Effective Amendment No. 16 under Securities Act of 1933 (the 33 Act) and No. 33 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on March 25, 1999.


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 [POLARIS LOGO]

                                    PROFILE

                                 April 1, 1999



Incorporated herein by reference to Post-Effective Amendment No. 16 under Securities Act of 1933 (the 33 Act) and No. 33 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on March 25, 1999.

                                     [LOGO]

                                   PROSPECTUS

                                 April 1, 1999



Incorporated herein by reference to Post-Effective Amendment No. 16 under Securities Act of 1933 (the 33 Act) and No. 33 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on March 25, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                   Fixed and Variable Group Deferred Contracts
                                    issued by

                            VARIABLE SEPARATE ACCOUNT


                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY











This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated December 29, 1999, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                               December 29, 1999

                                             TABLE OF CONTENTS



                                                                            PAGE
                                                                            ----

Separate Account .......................................................     3

General Account ........................................................     3

Performance Data .......................................................     4

Income Payments ........................................................     9

Annuity Unit Values ....................................................    10

Taxes ..................................................................    12

Distribution of Contracts ..............................................    16

Financial Statements ...................................................    17

                                SEPARATE ACCOUNT

         Variable Separate Account was originally established by the Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

         The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option available in connection with the general account, as elected by the owner at the time of purchasing a contract. Assets supporting amounts allocated to fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors.

Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.


         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA

         From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


         For periods starting prior to the date the contracts were first offered to the public, the total return data for the Capital Appreciation, Growth, Natural Resources and the Government and Quality Bond Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historic performance of the four corresponding underlying funds of Anchor Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Capital Appreciation, Growth, Natural Resources and Government and Quality Bond underlying funds of Anchor Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.



         Performance data for the various Variable Portfolios are computed in the manner described below.



CASH MANAGEMENT PORTFOLIO
-------------------------


         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending November 30, 1998 were 2.94% and 2.98%, respectively. The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1998 were 5.22% and 5.36%, respectively.

         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV-CMF)/(SV)

         where:

                  SV  = value of one Accumulation Unit at the start of a 7 day period
                  EV  = value of one Accumulation Unit at the end of the 7 day period
                  CMF = an allocated portion of the $35 annual
                        Contract Maintenance Fee, prorated for 7 days

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period.

However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1].


         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).


         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.



OTHER VARIABLE PORTFOLIOS
-------------------------


         The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".


         The total returns of the various Variable Portfolios for 1 year and since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING NOVEMBER 30, 1998
                        (RETURN WITH/WITHOUT REDEMPTION)



                                       INCEPTION                                             SINCE
      VARIABLE PORTFOLIO                 DATE            1 YEAR           5 YEAR           INCEPTION
      ------------------                 ----            ------           ------           ---------
Capital Appreciation                    2/12/93        4.56/11.56        15.95/16.28       15.83/16.00
Growth                                  2/19/93        13.14/20.14       17.39/17.71       16.46/16.63
Natural Resources                       10/31/94      -23.66/-16.66       0.18/0.77        -2.71/-1.92
Government & Quality Bond               2/22/93         0.90/7.90         5.22/5.71         5.22/5.49
Aggressive Growth                        6/3/96        -4.00/3.00            --             5.18/7.02
International Diversified Equities      10/31/94       9.44/16.44            --             7.00/7.59
Global Equities                          2/9/93        6.57/13.57        11.65/12.03       11.62/11.83
Putnam Growth                            2/9/93        13.63/20.63       17.20/17.52       14.55/14.73
MFS Growth and Income*                   2/9/93        8.99/15.99        13.54/13.90       12.86/13.05
Alliance Growth                          2/9/93        26.84/33.84       24.64/24.89       22.51/22.64
"Dogs" of Wall Street                    4/1/98            --                --            -9.91/-2.91
Venture Value                           10/31/94        2.64/9.64            --            22.66/23.05
Federated Value                          6/3/96        9.40/16.40            --            18.73/20.27
Growth-Income                            2/9/93        13.06/20.06       19.34/19.64       17.45/17.60
Utility                                  6/3/96        7.14/14.14            --            14.57/16.20
Asset Allocation                         7/1/93        -5.74/1.26        11.67/12.05       11.43/11.66
MFS Total Return**                      10/31/94       4.77/11.77            --            13.74/14.23
SunAmerica Balanced                      6/3/96        10.97/17.97           --            17.93/19.48
Worldwide High Income                   10/31/94      -22.14/-15.14          --             7.08/7.67
High-Yield Bond                          2/9/93        -9.83/-2.83        4.81/5.31         5.97/6.23
Corporate Bond                           7/1/93        -2.15/4.85         4.81/5.31         4.81/5.10
Global Bond                              7/1/93         2.98/9.98         6.50/6.96         6.60/6.88
Emerging Markets                         6/2/97       -30.12/-23.12          --           -32.77/-27.96
International Growth and Income          6/2/97         0.90/7.90            --             3.63/7.53
Real Estate                              6/2/97       -21.46/-14.46          --            -5.52/-1.43


-----------------
 * Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc. ** Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
   Inc.
Total return figures are based on historical data and are not intended to indicate future performance.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 1998
                        (RETURN WITH/WITHOUT REDEMPTION)


                                       INCEPTION                                              SINCE
       VARIABLE PORTFOLIO                DATE            1 YEAR            5 YEAR           INCEPTION
       ------------------                ----            ------            ------           ---------
Capital Appreciation                    2/12/93        13.30/20.30       17.72/18.03       17.50/17.66
Growth                                  2/19/93        19.98/26.98       18.24/18.54       17.54/17.70
Natural Resources                       10/31/94      -25.80/-18.80      -1.88/-1.24       -3.56/2.76
Government & Quality Bond               2/22/93         .42/7.42          5.19/5.68         5.20/5.46
Aggressive Growth                        6/3/96        8.58/15.58            --            10.17/11.81
International Diversified Equities      10/31/94       9.62/16.62            --             7.35/7.92
Global Equities                          2/9/93        13.90/20.90       11.74/12.13       12.80/12.99
Putnam Growth                            2/9/93        25.63/32.63       19.22/19.52       16.42/16.58
MFS Growth and Income*                   2/9/93        20.26/27.26       15.40/15.74       14.67/14.84
Alliance Growth                          2/9/93        42.85/49.85       27.23/27.46       24.72/24.83
"Dogs" of Wall Street                    4/1/98            --                --            -8.81/-1.81
Venture Value                           10/31/94       4.98/11.98            --            23.42/23.78
Federated Value                          6/3/96        9.07/16.07            --            18.89/20.36
Growth-Income                            2/9/93        21.76/28.76       21.00/21.28       18.92/19.07
Utility                                  6/3/96        5.24/12.24            --            15.65/17.18
Asset Allocation                         7/1/93        -5.31/1.69        11.39/11.78       11.42/11.64
MFS Total Return**                      10/31/94       10.65/17.65           --            15.14/15.59
SunAmerica Balanced                      6/3/96        15.70/22.70           --            19.86/21.31
Worldwide High Income                   10/31/94      -25.44/-18.44          --             6.52/7.10
High-Yield Bond                          2/9/93       -11.50/-4.50        4.39/4.89         5.78/6.04
Corporate Bond                           7/1/93        -2.69/4.31         4.79/5.29         4.79/5.08
Global Bond                              7/1/93         2.05/9.05         6.21/6.67         6.55/6.83
Emerging Markets                         6/2/97       -32.56/-25.56          --           -31.14/-26.51
International Growth and Income          6/2/97         2.05/9.05            --             5.54/9.19
Real Estate                              6/2/97       -23.72/-16.72          --            -5.41/-1.54

-------------
 * Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc. ** Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
   Inc.
Total return figures are based on historical data and are not intended to indicate future performance.



         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                        n
                  P(1+T)  = ERV


         where:   P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years

               ERV  =      ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

         The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS


INITIAL MONTHLY INCOME PAYMENTS
-------------------------------


         The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY PAYMENTS
---------------------------


         For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.


         For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.


NET INVESTMENT FACTOR
---------------------


         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results from an increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.


         Illustrative Example
         --------------------



         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825


         Illustrative Example
         --------------------


         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                            (1/12)
                  1/[(1.035)      ] = 0.99713732


         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213


         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.



         The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.



VARIABLE INCOME PAYMENTS
------------------------



         Illustrative Example
         --------------------


         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

         P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

              First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $630.95/$13.256932 = 47.593968


         P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:


              Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

         Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES


GENERAL
-------


         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
         For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS
--------------------------------


         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner.
Withholding on other types of distributions can be waived.


         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS
----------------------------------------------


         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


MULTIPLE CONTRACTS
------------------


         Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


TAX TREATMENT OF ASSIGNMENTS
----------------------------



         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.



QUALIFIED PLANS
---------------


         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (A)      H.R. 10 Plans

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         (B)      Tax-Sheltered Annuities

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

         (C)      Individual Retirement Annuities

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.


         (D)      Roth IRAs


                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (E)      Corporate Pension and Profit-Sharing Plans

                  Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         (F)      Deferred Compensation Plans - Section 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


         The audited consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in this Statement of Additional Information. Effective October 1, 1999, the Company changed its fiscal year end from September 30, to December 31. Reflecting this change, also included in this Statement of Additional Information is the Company's audited Transition Report as of and for the three months ended December 31, 1998. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed investment options. The financial statements of Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) as of November 30, 1998 and for each of the two years in the period ended November 30, 1998, are included in this Statement of Additional Information.


         PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Anchor National Life Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company")at September 30, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 1998

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET

                                                                       AT SEPTEMBER 30,
                                                              ----------------------------------
                                                                   1998               1997
                                                              ---------------    ---------------
ASSETS
Investments:
  Cash and short-term investments...........................  $   333,735,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: 1998,
     $1,934,863,000; 1997, $1,942,485,000)..................    1,954,754,000      1,986,194,000
  Mortgage loans............................................      391,448,000        339,530,000
  Common stocks available for sale, at fair value (cost:
     1998, $115,000; 1997, $271,000)........................          169,000          1,275,000
  Real estate...............................................       24,000,000         24,000,000
  Other invested assets.....................................       30,636,000        143,722,000
                                                              ---------------    ---------------
          Total investments.................................    2,734,742,000      2,608,301,000
Variable annuity assets held in separate accounts...........   11,133,569,000      9,343,200,000
Accrued investment income...................................       26,408,000         21,759,000
Deferred acquisition costs..................................      539,850,000        536,155,000
Income taxes currently receivable...........................        5,869,000                 --
Other assets................................................       85,926,000         61,524,000
                                                              ---------------    ---------------
          TOTAL ASSETS......................................  $14,526,364,000    $12,570,939,000
                                                              ===============    ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts......................  $ 2,189,272,000    $ 2,098,803,000
  Reserves for guaranteed investment contracts..............      282,267,000        295,175,000
  Payable to brokers for purchases of securities............       27,053,000            263,000
  Income taxes currently payable............................               --         32,265,000
  Other liabilities.........................................      106,594,000        122,728,000
                                                              ---------------    ---------------
          Total reserves, payables and accrued
           liabilities......................................    2,605,186,000      2,549,234,000
                                                              ---------------    ---------------
Variable annuity liabilities related to separate accounts...   11,133,569,000      9,343,200,000
                                                              ---------------    ---------------
Subordinated notes payable to Parent........................       39,182,000         36,240,000
                                                              ---------------    ---------------
Deferred income taxes.......................................       95,758,000         67,047,000
                                                              ---------------    ---------------
Shareholder's equity:
  Common Stock..............................................        3,511,000          3,511,000
  Additional paid-in capital................................      308,674,000        308,674,000
  Retained earnings.........................................      332,069,000        244,628,000
  Net unrealized gains on debt and equity securities
     available for sale.....................................        8,415,000         18,405,000
                                                              ---------------    ---------------
          Total shareholder's equity........................      652,669,000        575,218,000
                                                              ---------------    ---------------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........  $14,526,364,000    $12,570,939,000
                                                              ===============    ===============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         CONSOLIDATED INCOME STATEMENT

                                                                         YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------------------
                                                                  1998             1997             1996
                                                              -------------    -------------    -------------
Investment income...........................................  $ 221,966,000    $ 210,759,000    $ 164,631,000
                                                              -------------    -------------    -------------
Interest expense on:
  Fixed annuity contracts...................................   (112,695,000)    (109,217,000)     (82,690,000)
  Guaranteed investment contracts...........................    (17,787,000)     (22,650,000)     (19,974,000)
  Senior indebtedness.......................................     (1,498,000)      (2,549,000)      (2,568,000)
  Subordinated notes payable to Parent......................     (3,114,000)      (3,142,000)      (2,556,000)
                                                              -------------    -------------    -------------
          Total interest expense............................   (135,094,000)    (137,558,000)    (107,788,000)
                                                              -------------    -------------    -------------
NET INVESTMENT INCOME.......................................     86,872,000       73,201,000       56,843,000
                                                              -------------    -------------    -------------
NET REALIZED INVESTMENT GAINS
  (LOSSES)..................................................     19,482,000      (17,394,000)     (13,355,000)
                                                              -------------    -------------    -------------
Fee income:
  Variable annuity fees.....................................    200,867,000      139,492,000      103,970,000
  Net retained commissions..................................     48,561,000       39,143,000       31,548,000
  Asset management fees.....................................     29,592,000       25,764,000       25,413,000
  Surrender charges.........................................      7,404,000        5,529,000        5,184,000
  Other fees................................................      3,938,000        3,218,000        3,390,000
                                                              -------------    -------------    -------------
          TOTAL FEE INCOME..................................    290,362,000      213,146,000      169,505,000
                                                              -------------    -------------    -------------
GENERAL AND ADMINISTRATIVE
  EXPENSES..................................................    (96,102,000)     (98,802,000)     (81,552,000)
                                                              -------------    -------------    -------------
AMORTIZATION OF DEFERRED
  ACQUISITION COSTS.........................................    (72,713,000)     (66,879,000)     (57,520,000)
                                                              -------------    -------------    -------------
ANNUAL COMMISSIONS..........................................    (18,209,000)      (8,977,000)      (4,613,000)
                                                              -------------    -------------    -------------
PRETAX INCOME...............................................    209,692,000       94,295,000       69,308,000
Income tax expense..........................................    (71,051,000)     (31,169,000)     (24,252,000)
                                                              -------------    -------------    -------------
NET INCOME..................................................  $ 138,641,000    $  63,126,000    $  45,056,000
                                                              =============    =============    =============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                            YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------------------------
                                                                   1998               1997               1996
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $   138,641,000    $    63,126,000    $    45,056,000
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited to:
      Fixed annuity contracts...............................      112,695,000        109,217,000         82,690,000
      Guaranteed investment contracts.......................       17,787,000         22,650,000         19,974,000
    Net realized investment (gains) losses..................      (19,482,000)        17,394,000         13,355,000
    Amortization (accretion) of net premiums (discounts) on
     investments............................................          447,000        (18,576,000)        (8,976,000)
    Amortization of goodwill................................        1,422,000          1,187,000          1,169,000
    Provision for deferred income taxes.....................       34,087,000        (16,024,000)        (3,351,000)
  Change in:
    Accrued investment income...............................       (4,649,000)        (2,084,000)        (5,483,000)
    Deferred acquisition costs..............................     (160,926,000)      (113,145,000)       (60,941,000)
    Other assets............................................      (19,374,000)       (14,598,000)        (8,000,000)
    Income taxes currently payable..........................      (38,134,000)        10,779,000          5,766,000
    Other liabilities.......................................       (2,248,000)        14,187,000          5,474,000
  Other, net................................................       (5,599,000)           418,000           (129,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................       54,667,000         74,531,000         86,604,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts.................................    1,512,994,000      1,097,937,000        741,774,000
    Guaranteed investment contracts.........................        5,619,000         55,000,000        134,967,000
  Net exchanges from the fixed accounts of variable annuity
    contracts...............................................   (1,303,790,000)      (620,367,000)      (236,705,000)
  Withdrawal payments on:
    Fixed annuity contracts.................................     (191,690,000)      (242,589,000)      (263,614,000)
    Guaranteed investment contracts.........................      (36,313,000)      (198,062,000)       (16,492,000)
  Claims and annuity payments on fixed annuity contracts....      (40,589,000)       (35,731,000)       (31,107,000)
  Net receipts from (repayments of) other short-term
    financings..............................................      (10,944,000)        34,239,000       (119,712,000)
  Net receipts from a modified coinsurance transaction......      166,631,000                 --                 --
  Capital contributions received............................               --         28,411,000         27,387,000
  Dividends paid............................................      (51,200,000)       (25,500,000)       (29,400,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................       50,718,000         93,338,000        207,098,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable preferred stocks............  $(1,970,502,000)   $(2,566,211,000)   $(1,937,890,000)
    Mortgage loans..........................................     (131,386,000)      (266,771,000)       (15,000,000)
    Other investments, excluding short-term investments.....               --        (75,556,000)       (36,770,000)
  Sales of:
    Bonds, notes and redeemable preferred stocks............    1,602,079,000      2,299,063,000      1,241,928,000
    Real estate.............................................               --                 --            900,000
    Other investments, excluding short-term investments.....       42,458,000          6,421,000          4,937,000
  Redemptions and maturities of:
    Bonds, notes and redeemable preferred stocks............      424,393,000        376,847,000        288,969,000
    Mortgage loans..........................................       80,515,000         25,920,000         11,324,000
    Other investments, excluding short-term investments.....       67,213,000         23,940,000         20,749,000
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES............      114,770,000       (176,347,000)      (420,853,000)
                                                              ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS...............................................      220,155,000         (8,478,000)      (127,151,000)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD......      113,580,000        122,058,000        249,209,000
                                                              ---------------    ---------------    ---------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD............  $   333,735,000    $   113,580,000    $   122,058,000
                                                              ===============    ===============    ===============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.............................  $     3,912,000    $     7,032,000    $     5,982,000
                                                              ===============    ===============    ===============
  Net income taxes paid.....................................  $    74,932,000    $    36,420,000    $    22,031,000
                                                              ===============    ===============    ===============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which includes the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified to conform with the 1998 presentation.

The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED) the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains/losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. DAC have been decreased by $7,000,000 at September 30, 1998 and $16,400,000 at September 30, 1997 for this adjustment.

VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

GOODWILL: Goodwill, amounting to $23,339,000 at September 30, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements.

SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending September 30, 1999 and is not included in these financial statements.

Implementation of SFAS 130 and SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)
SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

3.  INVESTMENTS

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                              AMORTIZED COST    ESTIMATED FAIR VALUE
                                                              --------------    --------------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................  $   84,377,000       $   88,239,000
  Mortgage-backed securities................................     569,613,000          584,007,000
  Securities of public utilities............................     108,431,000          106,065,000
  Corporate bonds and notes.................................     883,890,000          884,209,000
  Redeemable preferred stocks...............................       6,125,000            6,888,000
  Other debt securities.....................................     282,427,000          285,346,000
                                                              --------------       --------------
  Total.....................................................  $1,934,863,000       $1,954,754,000
                                                              ==============       ==============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government................  $   18,496,000       $   18,962,000
  Mortgage-backed securities................................     636,018,000          649,196,000
  Securities of public utilities............................      22,792,000           22,893,000
  Corporate bonds and notes.................................     984,573,000        1,012,559,000
  Redeemable preferred stocks...............................       6,125,000            6,681,000
  Other debt securities.....................................     274,481,000          275,903,000
                                                              --------------       --------------
  Total.....................................................  $1,942,485,000       $1,986,194,000
                                                              ==============       ==============

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1998, follow:

                                                              AMORTIZED COST    ESTIMATED FAIR VALUE
                                                              --------------    --------------------
Due in one year or less.....................................  $   19,124,000       $   19,319,000
Due after one year through five years.......................     313,396,000          318,943,000
Due after five years through ten years......................     744,740,000          750,286,000
Due after ten years.........................................     287,990,000          282,199,000
Mortgage-backed securities..................................     569,613,000          584,007,000
                                                              --------------       --------------
Total.......................................................  $1,934,863,000       $1,954,754,000
                                                              ==============       ==============

Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS -- (CONTINUED)
Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                 GROSS          GROSS
                                                              UNREALIZED      UNREALIZED
                                                                 GAINS          LOSSES
                                                              -----------    ------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................  $ 3,862,000    $         --
  Mortgage-backed securities................................   15,103,000        (709,000)
  Securities of public utilities............................    2,420,000      (4,786,000)
  Corporate bonds and notes.................................   31,795,000     (31,476,000)
  Redeemable preferred stocks...............................      763,000              --
  Other debt securities.....................................    5,235,000      (2,316,000)
                                                              -----------    ------------
  Total.....................................................  $59,178,000    $(39,287,000)
                                                              ===========    ============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government................  $   498,000    $    (32,000)
  Mortgage-backed securities................................   14,998,000      (1,820,000)
  Securities of public utilities............................      141,000         (40,000)
  Corporate bonds and notes.................................   28,691,000        (705,000)
  Redeemable preferred stocks...............................      556,000              --
  Other debt securities.....................................    1,569,000        (147,000)
                                                              -----------    ------------
  Total.....................................................  $46,453,000    $ (2,744,000)
                                                              ===========    ============

Gross unrealized gains on equity securities available for sale aggregated $54,000 and $1,004,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.

Gross realized investment gains and losses on sales of investments are as follows:

                                                                   YEARS ENDED SEPTEMBER 30,
                                                          --------------------------------------------
                                                              1998            1997            1996
                                                          ------------    ------------    ------------
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
  Realized gains........................................  $ 28,086,000    $ 22,179,000    $ 14,532,000
  Realized losses.......................................    (4,627,000)    (25,310,000)    (10,432,000)

COMMON STOCKS:
  Realized gains........................................       337,000       4,002,000         511,000
  Realized losses.......................................            --        (312,000)     (3,151,000)

OTHER INVESTMENTS:
  Realized gains........................................     8,824,000       2,450,000       1,135,000
IMPAIRMENT WRITEDOWNS...................................   (13,138,000)    (20,403,000)    (15,950,000)
                                                          ------------    ------------    ------------
          Total net realized investment gains and
            losses......................................  $ 19,482,000    $(17,394,000)   $(13,355,000)
                                                          ============    ============    ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS -- (CONTINUED)
The sources and related amounts of investment income are as follows:

                                                                   YEARS ENDED SEPTEMBER 30,
                                                          --------------------------------------------
                                                              1998            1997            1996
                                                          ------------    ------------    ------------
Short-term investments..................................  $ 12,524,000    $ 11,780,000    $ 10,647,000
Bonds, notes and redeemable preferred stocks............   156,140,000     163,038,000     140,387,000
Mortgage loans..........................................    29,996,000      17,632,000       8,701,000
Common stocks...........................................        34,000          16,000           8,000
Real estate.............................................      (467,000)       (296,000)       (196,000)
Cost-method partnerships................................    24,311,000       6,725,000       4,073,000
Other invested assets...................................      (572,000)     11,864,000       1,011,000
                                                          ------------    ------------    ------------
          Total investment income.......................  $221,966,000    $210,759,000    $164,631,000
                                                          ============    ============    ============

Expenses incurred to manage the investment portfolio amounted to $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

At September 30, 1998, no investment exceeded 10% of the Company's consolidated shareholder's equity.

At September 30, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At September 30, 1998, bonds, notes and redeemable preferred stocks included $167,564,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.

At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $917,000, all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At September 30, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $278,000 and $125,000 for the years ended September 30, 1998 and 1997, respectively, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

At September 30, 1998, $5,154,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                              CARRYING VALUE       FAIR VALUE
                                                              ---------------    ---------------
1998:
ASSETS:
  Cash and short-term investments...........................  $   333,735,000    $   333,735,000
  Bonds, notes and redeemable preferred stocks..............    1,954,754,000      1,954,754,000
  Mortgage loans............................................      391,448,000        415,981,000
  Common stocks.............................................          169,000            169,000
  Cost-method partnerships..................................        4,403,000         12,744,000
  Variable annuity assets held in separate accounts.........   11,133,569,000     11,133,569,000
LIABILITIES:
  Reserves for fixed annuity contracts......................    2,189,272,000      2,116,874,000
  Reserves for guaranteed investment contracts..............      282,267,000        282,267,000
  Payable to brokers for purchases of securities............       27,053,000         27,053,000
  Variable annuity liabilities related to separate
     accounts...............................................   11,133,569,000     10,696,607,000
  Subordinated notes payable to Parent......................       39,182,000         40,550,000
                                                              ===============    ===============
1997:
ASSETS:
  Cash and short-term investments...........................  $   113,580,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks..............    1,986,194,000      1,986,194,000
  Mortgage loans............................................      339,530,000        354,495,000
  Common stocks.............................................        1,275,000          1,275,000
  Cost-method partnerships..................................       46,880,000         84,186,000
  Variable annuity assets held in separate accounts.........    9,343,200,000      9,343,200,000
LIABILITIES:
  Reserves for fixed annuity contracts......................    2,098,803,000      2,026,258,000
  Reserves for guaranteed investment contracts..............      295,175,000        295,175,000
  Payable to brokers for purchases of securities............          263,000            263,000
  Variable annuity liabilities related to separate
     accounts...............................................    9,343,200,000      9,077,200,000
  Subordinated notes payable to Parent......................       36,240,000         37,393,000
                                                              ===============    ===============

5.  SUBORDINATED NOTES PAYABLE TO PARENT

Subordinated notes and accrued interest payable to Parent totaled $39,182,000 at interest rates ranging from 8.5% to 9% at September 30, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000 and $10,000,000 in
2001.

6.  REINSURANCE

On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involves the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities.

As payments are made to the reinsurer, the reduction of DAC is relieved. The net reduction in DAC at September 30, 1998 was $166,631,000. Certain expenses related to this transaction are being charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

7.  CONTINGENT LIABILITIES

The Company has entered into three agreements in which it has provided liquidity support for certain short-term securities of two municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $242,600,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $51,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

8.  SHAREHOLDER'S EQUITY

The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1998 and 1997, 3,511 shares were outstanding.

Changes in shareholder's equity are as follows:

                                                                   YEARS ENDED SEPTEMBER 30,
                                                          --------------------------------------------
                                                              1998            1997            1996
                                                          ------------    ------------    ------------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances....................................  $308,674,000    $280,263,000    $252,876,000
  Capital contributions received........................            --      28,411,000      27,387,000
                                                          ------------    ------------    ------------
  Ending balances.......................................  $308,674,000    $308,674,000    $280,263,000
                                                          ============    ============    ============
RETAINED EARNINGS:
  Beginning balances....................................  $244,628,000    $207,002,000    $191,346,000
  Net income............................................   138,641,000      63,126,000      45,056,000
  Dividend paid.........................................   (51,200,000)    (25,500,000)    (29,400,000)
                                                          ------------    ------------    ------------
  Ending balances.......................................  $332,069,000    $244,628,000    $207,002,000
                                                          ============    ============    ============
NET UNREALIZED GAINS (LOSSES) ON
  DEBT AND EQUITY SECURITIES
  AVAILABLE FOR SALE:
  Beginning balances....................................  $ 18,405,000    $ (5,521,000)   $ (5,673,000)
  Change in net unrealized gains (losses) on debt
     securities available for sale......................   (23,818,000)     57,463,000      (2,904,000)
  Change in net unrealized gains (losses) on equity
     securities available for sale......................      (950,000)        (55,000)      3,538,000
  Change in adjustment to deferred acquisition costs....     9,400,000     (20,600,000)       (400,000)
  Tax effects of net changes............................     5,378,000     (12,882,000)        (82,000)
                                                          ------------    ------------    ------------
  Ending balances.......................................  $  8,415,000    $ 18,405,000    $ (5,521,000)
                                                          ============    ============    ============

Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively.

Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $64,125,000. The statutory net income for the year ended December 31, 1997 was $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.  SHAREHOLDER'S EQUITY -- (CONTINUED)
capital and surplus was $537,542,000 at September 30, 1998, $567,979,000 at December 31, 1997 and $311,176,000 at December 31, 1996.

9.  INCOME TAXES

The components of the provisions for federal income taxes on pretax income consist of the following:

                                                           NET REALIZED
                                                            INVESTMENT
                                                          GAINS (LOSSES)     OPERATIONS        TOTAL
                                                          --------------    ------------    ------------
1998:
  Currently payable.....................................   $  4,221,000     $ 32,743,000    $ 36,964,000
  Deferred..............................................       (550,000)      34,637,000      34,087,000
                                                           ------------     ------------    ------------
          Total income tax expense......................   $  3,671,000     $ 67,380,000    $ 71,051,000
                                                           ============     ============    ============
1997:
  Currently payable.....................................   $ (3,635,000)    $ 50,828,000    $ 47,193,000
  Deferred..............................................     (2,258,000)     (13,766,000)    (16,024,000)
                                                           ------------     ------------    ------------
          Total income tax expense......................   $ (5,893,000)    $ 37,062,000    $ 31,169,000
                                                           ============     ============    ============
1996:
  Currently payable.....................................   $  5,754,000     $ 21,849,000    $ 27,603,000
  Deferred..............................................    (10,347,000)       6,996,000      (3,351,000)
                                                           ------------     ------------    ------------
          Total income tax expense......................   $ (4,593,000)    $ 28,845,000    $ 24,252,000
                                                           ============     ============    ============

Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                     YEARS ENDED SEPTEMBER 30,
                                                             -----------------------------------------
                                                                1998           1997           1996
                                                             -----------    -----------    -----------
Amount computed at statutory rate..........................  $73,392,000    $33,003,000    $24,258,000
Increases (decreases) resulting from:
  Amortization of differences between book and tax bases of
     net assets acquired...................................      460,000        666,000        464,000
  State income taxes, net of federal tax benefit...........    5,530,000      1,950,000      2,070,000
  Dividends-received deduction.............................   (7,254,000)    (4,270,000)    (2,357,000)
  Tax credits..............................................   (1,296,000)      (318,000)      (257,000)
  Other, net...............................................      219,000        138,000         74,000
                                                             -----------    -----------    -----------
          Total income tax expense.........................  $71,051,000    $31,169,000    $24,252,000
                                                             ===========    ===========    ===========

For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.  INCOME TAXES -- (CONTINUED)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                      SEPTEMBER 30,
                                                              ------------------------------
                                                                  1998             1997
                                                              -------------    -------------
DEFERRED TAX LIABILITIES:
Investments.................................................  $  17,643,000    $  13,160,000
Deferred acquisition costs..................................    223,392,000      154,949,000
State income taxes..........................................      2,873,000        1,777,000
Other liabilities...........................................        144,000               --
Net unrealized gains on debt and equity securities available
  for sale..................................................      4,531,000        9,910,000
                                                              -------------    -------------
Total deferred tax liabilities..............................    248,583,000      179,796,000
                                                              -------------    -------------
DEFERRED TAX ASSETS:
Contractholder reserves.....................................   (149,915,000)    (108,090,000)
Guaranty fund assessments...................................     (2,910,000)      (2,707,000)
Other assets................................................             --       (1,952,000)
                                                              -------------    -------------
Total deferred tax assets...................................   (152,825,000)    (112,749,000)
                                                              -------------    -------------
Deferred income taxes.......................................  $  95,758,000    $  67,047,000
                                                              =============    =============

10.  RELATED-PARTY MATTERS

The Company pays commissions to five affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp. and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $32,946,000 in 1998, $25,492,000 in 1997, and $16,906,000 in 1996. These
broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 33.6%, 36.1%, and 38.3% of premiums in 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 17.3% and 8.4% of premiums in 1998, 19.2% and 10.1% in 1997, and 19.7% and 10.2% in 1996,
respectively.

The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

The Parent made a capital contribution of $28,411,000 in December 1996 to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.

During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.  RELATED-PARTY MATTERS (CONTINUED)
During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

11.  BUSINESS SEGMENTS

Summarized data for the Company's business segments follow:

                                                                    TOTAL
                                                                 DEPRECIATION
                                                                     AND
                                                    TOTAL        AMORTIZATION       PRETAX            TOTAL
                                                   REVENUES        EXPENSE          INCOME           ASSETS
                                                 ------------    ------------    ------------    ---------------
1998:
  Annuity operations...........................  $443,407,000    $60,731,000     $178,120,000    $14,366,018,000
  Broker-dealer operations.....................    47,363,000      1,770,000       22,401,000         55,870,000
  Asset management operations..................    41,040,000     14,780,000        9,171,000        104,476,000
                                                 ------------    -----------     ------------    ---------------
          Total................................  $531,810,000    $77,281,000     $209,692,000    $14,526,364,000
                                                 ============    ===========     ============    ===============
1997:
  Annuity operations...........................  $332,845,000    $55,675,000     $ 74,792,000    $12,438,021,000
  Broker-dealer operations.....................    38,005,000        689,000       16,705,000         51,400,000
  Asset management operations..................    35,661,000     16,357,000        2,798,000         81,518,000
                                                 ------------    -----------     ------------    ---------------
          Total................................  $406,511,000    $72,721,000     $ 94,295,000    $12,570,939,000
                                                 ============    ===========     ============    ===============
1996:
  Annuity operations...........................  $256,681,000    $43,974,000     $ 53,827,000    $ 9,092,770,000
  Broker-dealer operations.....................    31,053,000        449,000       13,033,000         37,355,000
  Asset management operations..................    33,047,000     18,295,000        2,448,000         74,410,000
                                                 ------------    -----------     ------------    ---------------
          Total................................  $320,781,000    $62,718,000     $ 69,308,000    $ 9,204,535,000
                                                 ============    ===========     ============    ===============

12.  SUBSEQUENT EVENTS

On July 15, 1998, the Company entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The Company plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company, and the remainder of the business will be acquired by the Company via assumption reinsurance agreements between MBL Life and the respective companies, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.  SUBSEQUENT EVENTS (CONTINUED)
On August 20, 1998, the Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B) will be exchanged for 0.855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of Anchor National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income and cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1998, September 30, 1998 and 1997, and the results of their operations and their cash flows for the three months ended December 31, 1998 and for each of the three fiscal years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Los Angeles, California



November 19, 1999

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                                                At September 30,
                                                    December 31,      ------------------------------------
                                                       1998                 1998                 1997
                                                 ---------------      ---------------      ---------------
ASSETS

Investments:
   Cash and short-term investments               $ 3,303,454,000      $   333,735,000      $   113,580,000
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 1998, $4,252,740,000;
      September 1998, $1,934,863,000;
      September 1997, $1,942,485,000)              4,248,840,000        1,954,754,000        1,986,194,000
   Mortgage loans                                    388,780,000          391,448,000          339,530,000
   Policy loans                                      320,688,000           11,197,000           10,948,000
   Common stocks available for sale,
      at fair value (cost: December 1998,
      $1,409,000; September 1998, $115,000;
      September 1997, $271,000)                        1,419,000              169,000            1,275,000
   Partnerships                                        4,577,000            4,403,000           46,880,000
   Real estate                                        24,000,000           24,000,000           24,000,000
   Other invested assets                              15,185,000           15,036,000           85,894,000
                                                 ---------------      ---------------      ---------------

   Total investments                               8,306,943,000        2,734,742,000        2,608,301,000

Variable annuity assets held in separate
   accounts                                       13,767,213,000       11,133,569,000        9,343,200,000
Accrued investment income                             73,441,000           26,408,000           21,759,000
Deferred acquisition costs                           866,053,000          539,850,000          536,155,000
Income taxes currently receivable                           --              5,869,000                 --
Receivable from brokers for sales of
   securities                                         22,826,000           23,904,000            2,290,000
Other assets                                         109,857,000           85,926,000           61,524,000
                                                 ---------------      ---------------      ---------------

TOTAL ASSETS                                     $23,146,333,000      $14,550,268,000      $12,573,229,000
                                                 ===============      ===============      ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                                                   At September 30,
                                                    December 31,        --------------------------------------
                                                       1998                   1998                  1997
                                                 ----------------       ----------------      ----------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  5,500,157,000       $  2,189,272,000      $  2,098,803,000
   Reserves for universal life insurance
      contracts                                     2,339,194,000                   --                    --
   Reserves for guaranteed investment
      contracts                                       306,461,000            282,267,000           295,175,000
   Payable to brokers for purchases of
      securities                                             --               50,957,000             2,553,000
   Income taxes currently payable                      11,123,000                   --              32,265,000
   Other liabilities                                  160,020,000            106,594,000           122,728,000
                                                 ----------------       ----------------      ----------------

   Total reserves, payables
      and accrued liabilities                       8,316,955,000          2,629,090,000         2,551,524,000
                                                 ----------------       ----------------      ----------------

Variable annuity liabilities related to
   separate accounts                               13,767,213,000         11,133,569,000         9,343,200,000
                                                 ----------------       ----------------      ----------------

Subordinated notes payable to affiliates              209,367,000             39,182,000            36,240,000
                                                 ----------------       ----------------      ----------------

Deferred income taxes                                 105,772,000             95,758,000            67,047,000
                                                 ----------------       ----------------      ----------------

Shareholder's equity:
   Common Stock                                         3,511,000              3,511,000             3,511,000
   Additional paid-in capital                         378,674,000            308,674,000           308,674,000
   Retained earnings                                  366,460,000            332,069,000           244,628,000
   Accumulated other comprehensive
      income (loss)                                    (1,619,000)             8,415,000            18,405,000
                                                 ----------------       ----------------      ----------------

   Total shareholder's equity                         747,026,000            652,669,000           575,218,000
                                                 ----------------       ----------------      ----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 23,146,333,000       $ 14,550,268,000      $ 12,573,229,000
                                                 ================       ================      ================



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                                                          Years Ended September 30,
                                     Three Months Ended     -----------------------------------------------------
                                      December 31, 1998         1998                 1997                1996
                                     ------------------     -------------       -------------       -------------
Investment income                       $  54,278,000       $ 221,966,000       $ 210,759,000       $ 164,631,000
                                        -------------       -------------       -------------       -------------

Interest expense on:
   Fixed annuity contracts                (22,828,000)       (112,695,000)       (109,217,000)        (82,690,000)
   Guaranteed investment
      contracts                            (3,980,000)        (17,787,000)        (22,650,000)        (19,974,000)
   Senior indebtedness                        (34,000)         (1,498,000)         (2,549,000)         (2,568,000)
   Subordinated notes payable to
      affiliates                             (471,000)         (3,114,000)         (3,142,000)         (2,556,000)
                                        -------------       -------------       -------------       -------------

   Total interest expense                 (27,313,000)       (135,094,000)       (137,558,000)       (107,788,000)
                                        -------------       -------------       -------------       -------------

NET INVESTMENT INCOME                      26,965,000          86,872,000          73,201,000          56,843,000
                                        -------------       -------------       -------------       -------------

NET REALIZED INVESTMENT GAINS
   (LOSSES)                                   271,000          19,482,000         (17,394,000)        (13,355,000)
                                        -------------       -------------       -------------       -------------

Fee income:
   Variable annuity fees                   58,806,000         200,867,000         139,492,000         103,970,000
   Net retained commissions                11,479,000          48,561,000          39,143,000          31,548,000
   Asset management fees                    8,068,000          29,592,000          25,764,000          25,413,000
   Surrender charges                        3,239,000           7,404,000           5,529,000           5,184,000
   Other fees                               1,738,000           3,938,000           3,218,000           3,390,000
                                        -------------       -------------       -------------       -------------

TOTAL FEE INCOME                           83,330,000         290,362,000         213,146,000         169,505,000
                                        -------------       -------------       -------------       -------------

GENERAL AND ADMINISTRATIVE
   EXPENSES                               (22,375,000)        (96,102,000)        (98,802,000)        (81,552,000)
                                        -------------       -------------       -------------       -------------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                      (27,070,000)        (72,713,000)        (66,879,000)        (57,520,000)
                                        -------------       -------------       -------------       -------------

ANNUAL COMMISSIONS                         (6,624,000)        (18,209,000)         (8,977,000)         (4,613,000)
                                        -------------       -------------       -------------       -------------

PRETAX INCOME                              54,497,000         209,692,000          94,295,000          69,308,000

Income tax expense                        (20,106,000)        (71,051,000)        (31,169,000)        (24,252,000)
                                        -------------       -------------       -------------       -------------

NET INCOME                                 34,391,000         138,641,000          63,126,000          45,056,000
                                        -------------       -------------       -------------       -------------

Other comprehensive income, net
  of tax:

Net unrealized gains on bonds and
  notes available for sale:
      Net unrealized gains
         identified in the current
         period                           (10,249,000)         (4,027,000)         16,605,000         (11,265,000)
      Less reclassification
         Adjustment for net
         realized gains included
         in net income                        215,000          (5,963,000)          7,321,000          11,417,000
                                        -------------       -------------       -------------       -------------

OTHER COMPREHENSIVE INCOME (LOSS)         (10,034,000)         (9,990,000)         23,926,000             152,000
                                        -------------       -------------       -------------       -------------

COMPREHENSIVE INCOME                    $  24,357,000       $ 128,651,000       $  87,052,000       $  45,208,000
                                        =============       =============       =============       =============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                    Years Ended September 30,
                                           Three Months Ended      -----------------------------------------------------------
                                            December 31, 1998            1998                  1997                  1996
                                           ------------------      ---------------       ---------------       ---------------
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                                $    34,391,000       $   138,641,000       $    63,126,000       $    45,056,000
   Adjustments to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
            Fixed annuity contracts               22,828,000           112,695,000           109,217,000            82,690,000
            Guaranteed investment
               contracts                           3,980,000            17,787,000            22,650,000            19,974,000
         Net realized investment losses
           (gains)                                  (271,000)          (19,482,000)           17,394,000            13,355,000
         Amortization (accretion) of
            net premiums (discounts)
            on investments                        (1,199,000)              447,000           (18,576,000)           (8,976,000)
         Amortization of goodwill                    356,000             1,422,000             1,187,000             1,169,000
         Provision for deferred income
            taxes                                 15,945,000            34,087,000           (16,024,000)           (3,351,000)
   Change in:
      Accrued investment income                   (1,512,000)           (4,649,000)           (2,084,000)           (5,483,000)
      Deferred acquisition costs                 (34,328,000)         (160,926,000)         (113,145,000)          (60,941,000)
      Other assets                               (21,070,000)          (19,374,000)          (14,598,000)           (8,000,000)
      Income taxes currently payable              16,992,000           (38,134,000)           10,779,000             5,766,000
      Other liabilities                            5,617,000            (2,248,000)           14,187,000             5,474,000
   Other, net                                      5,510,000            (5,599,000)              418,000              (129,000)
                                             ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                     47,239,000            54,667,000            74,531,000            86,604,000
                                             ---------------       ---------------       ---------------       ---------------

CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                       (392,515,000)       (1,970,502,000)       (2,566,211,000)       (1,937,890,000)
      Mortgage loans                              (4,962,000)         (131,386,000)         (266,771,000)          (15,000,000)
      Other investments, excluding
         short-term investments                   (1,992,000)                 --             (75,556,000)          (36,770,000)
   Sales of:
      Bonds, notes and redeemable
         Preferred stocks                        265,039,000         1,602,079,000         2,299,063,000         1,241,928,000
      Real estate                                       --                    --                    --                 900,000
      Other investments, excluding
         short-term investments                      142,000            42,458,000             6,421,000             4,937,000
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                         37,290,000           424,393,000           376,847,000           288,969,000
      Mortgage loans                               7,699,000            80,515,000            25,920,000            11,324,000
      Other investments, excluding
         short-term investments                      853,000            67,213,000            23,940,000            20,749,000
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                    3,083,211,000                  --                    --                    --
                                             ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED (USED) BY INVESTING
   ACTIVITIES                                  2,994,765,000           114,770,000          (176,347,000)         (420,853,000)
                                             ---------------       ---------------       ---------------       ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                Years Ended September 30,
                                       Three Months Ended      -----------------------------------------------------------
                                        December 31, 1998           1998                  1997                  1996
                                       ------------------      ---------------       ---------------       ---------------
CASH FLOWS FROM FINANCING
    ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $   351,616,000       $ 1,512,994,000       $ 1,097,937,000       $   741,774,000
      Guaranteed investment
         contracts                                  --               5,619,000            55,000,000           134,967,000
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                             (448,762,000)       (1,303,790,000)         (620,367,000)         (236,705,000)
   Withdrawal payments on:
      Fixed annuity contracts                (41,554,000)         (191,690,000)         (242,589,000)         (263,614,000)
      Guaranteed investment
         contracts                            (3,797,000)          (36,313,000)         (198,062,000)          (16,492,000)
   Claims and annuity payments
      on fixed annuity contracts              (9,333,000)          (40,589,000)          (35,731,000)          (31,107,000)
   Net receipts from (repayments
      of) other short-term
      financings                               9,545,000           (10,944,000)           34,239,000          (119,712,000)
   Net receipt/(payment) related to
      a modified coinsurance
      transaction                           (170,436,000)          166,631,000                  --                    --
   Receipts from issuance of
      subordinated note payable
         to affiliate                        170,436,000                  --                    --                    --
   Capital contribution received              70,000,000                  --              28,411,000            27,387,000
   Dividends paid                                   --             (51,200,000)          (25,500,000)          (29,400,000)
                                         ---------------       ---------------       ---------------       ---------------

NET CASH  PROVIDED (USED) BY
   FINANCING ACTIVITIES                      (72,285,000)           50,718,000            93,338,000           207,098,000
                                         ---------------       ---------------       ---------------       ---------------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS              2,969,719,000           220,155,000            (8,478,000)         (127,151,000)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    333,735,000           113,580,000           122,058,000           249,209,000
                                         ---------------       ---------------       ---------------       ---------------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $ 3,303,454,000       $   333,735,000       $   113,580,000       $   122,058,000
                                         ===============       ===============       ===============       ===============

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness         $       536,000       $     3,912,000       $     7,032,000       $     5,982,000
                                         ===============       ===============       ===============       ===============

   Net income taxes paid (refunded)      $   (12,302,000)      $    74,932,000       $    36,420,000       $    22,031,000
                                         ===============       ===============       ===============       ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company (the "Company") is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which include the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc. On January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. ("AIG") in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, on the date of merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Inc. ("SunAmerica").

         The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in separate account investments, leveraged leases, and collateralized mortgage obligation residuals.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in accumulated other comprehensive income/(loss) that is credited or charged directly to shareholder's equity. DAC has been increased by $1,400,000 at December 31, 1998, decreased by $7,000,000 at September 30, 1998, and decreased by $16,400,000 at September 30, 1997 for this adjustment.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounting to $22,983,000 at December 31, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

         FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is included in these financial statements.

         SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending December 31, 1999 and is not included in these financial statements.

         Implementation of SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

         In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore, it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                        Three Months Ended
                                                         December 31, 1997
                                                        ------------------
         Investment income                                   59,855,000

         Net investment income                               26,482,000

         Net realized investment gains                       20,935,000

         Total fee income                                    63,984,000

         Pretax income                                       67,654,000

         Net income                                          44,348,000
                                                             ==========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:


                                                                      Estimated
                                                  Amortized              Fair
                                                     Cost                Value
                                                --------------      --------------
         AT DECEMBER 31, 1998:

           Securities of the United States
              Government                        $    6,033,000      $    6,272,000
           Mortgage-backed securities              546,790,000         553,990,000
           Securities of public utilities          208,074,000         205,119,000
           Corporate bonds and notes             2,624,330,000       2,616,073,000
           Redeemable preferred stocks               6,125,000           7,507,000
           Other debt securities                   861,388,000         859,879,000
                                                --------------      --------------

              Total                             $4,252,740,000      $4,248,840,000
                                                ==============      ==============

         AT SEPTEMBER 30, 1998:

           Securities of the United States
              Government                        $   84,377,000      $   88,239,000
           Mortgage-backed securities              569,613,000         584,007,000
           Securities of public utilities          108,431,000         106,065,000
           Corporate bonds and notes               883,890,000         884,209,000
           Redeemable preferred stocks               6,125,000           6,888,000
           Other debt securities                   282,427,000         285,346,000
                                                --------------      --------------

              Total                             $1,934,863,000      $1,954,754,000
                                                ==============      ==============

         AT SEPTEMBER 30, 1997:

           Securities of the United States
              Government                        $   18,496,000      $   18,962,000
           Mortgage-backed securities              636,018,000         649,196,000
           Securities of public utilities           22,792,000          22,893,000
           Corporate bonds and notes               984,573,000       1,012,559,000
           Redeemable preferred stocks               6,125,000           6,681,000
           Other debt securities                   274,481,000         275,903,000
                                                --------------      --------------

              Total                             $1,942,485,000      $1,986,194,000
                                                ==============      ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 1998, follow:

                                                                  Estimated
                                             Amortized               Fair
                                                Cost                Value
                                           --------------      --------------
         Due in one year or less           $  918,639,000      $  918,419,000
         Due after one year through
             five years                     1,547,743,000       1,546,798,000
         Due after five years through
             ten years                        815,959,000         816,689,000
         Due after ten years                  423,609,000         412,944,000
         Mortgage-backed securities           546,790,000         553,990,000
                                           --------------      --------------

             Total                         $4,252,740,000      $4,248,840,000
                                           ==============      ==============


         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                      Gross            Gross
                                                   Unrealized        Unrealized
                                                      Gains            Losses
                                                  ------------      ------------
         AT DECEMBER 31, 1998:

             Securities of the United States
                Government                        $    239,000      $       --
             Mortgage-backed securities              9,398,000        (2,198,000)
             Securities of public utilities            926,000        (3,881,000)
             Corporate bonds and notes              22,227,000       (30,484,000)
             Redeemable preferred stocks             1,382,000              --
             Other debt securities                   2,024,000        (3,533,000)
                                                  ------------      ------------

                Total                             $ 36,196,000      $(40,096,000)
                                                  ============      ============

         AT SEPTEMBER 30, 1998:

             Securities of the United States
                Government                        $  3,862,000      $       --
             Mortgage-backed securities             15,103,000          (709,000)
             Securities of public utilities          2,420,000        (4,786,000)
             Corporate bonds and notes              31,795,000       (31,476,000)
             Redeemable preferred stocks               763,000              --
             Other debt securities                   5,235,000        (2,316,000)
                                                  ------------      ------------

                Total                             $ 59,178,000      $(39,287,000)
                                                  ============      ============

         AT SEPTEMBER 30, 1997:

             Securities of the United States
                Government                        $    498,000      $    (32,000)
             Mortgage-backed securities             14,998,000        (1,820,000)
             Securities of public utilities            141,000           (40,000)
             Corporate bonds and notes              28,691,000          (705,000)
             Redeemable preferred stocks               556,000              --
             Other debt securities                   1,569,000          (147,000)
                                                  ------------      ------------

                Total                             $ 46,453,000      $ (2,744,000)
                                                  ============      ============


         Gross unrealized gains on equity securities available for sale aggregated $10,000, $54,000, and $1,004,000 at December 31, 1998,
         September 30, 1998, and September 30, 1997, respectively. There were no unrealized losses at December 31, 1998, September 30, 1998, or September 30, 1997.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:


                                                                      Years Ended September 30,
                                    Three Months Ended    --------------------------------------------------
                                     December 31, 1998        1998               1997               1996
                                    ------------------    ------------       ------------       ------------
         BONDS, NOTES AND
             REDEEMABLE PREFERRED
             STOCKS:
             Realized gains            $  6,669,000       $ 28,086,000       $ 22,179,000       $ 14,532,000
             Realized losses             (5,324,000)        (4,627,000)       (25,310,000)       (10,432,000)

         COMMON STOCKS:
             Realized gains                  12,000            337,000          4,002,000            511,000
             Realized losses                 (9,000)              --             (312,000)        (3,151,000)

         OTHER INVESTMENTS:
             Realized gains                 573,000          8,824,000          2,450,000          1,135,000

         IMPAIRMENT WRITEDOWNS           (1,650,000)       (13,138,000)       (20,403,000)       (15,950,000)
                                       ------------       ------------       ------------       ------------

         Total net realized
             investment gains
             and losses                $    271,000       $ 19,482,000       $(17,394,000)      $(13,355,000)
                                       ============       ============       ============       ============

         The sources and related amounts of investment income are as follows:

                                                                           Years Ended September 30,
                                       Three Months Ended    --------------------------------------------------
                                        December 31, 1998        1998               1997               1996
                                       ------------------    ------------       ------------       ------------
         Short-term investments           $   4,649,000      $  12,524,000       $  11,780,000       $  10,647,000
         Bonds, notes and
             redeemable preferred
             stocks                          39,660,000        156,140,000         163,038,000         140,387,000
         Mortgage loans                       7,904,000         29,996,000          17,632,000           8,701,000
         Common stocks                             --               34,000              16,000               8,000
         Real estate                             13,000           (467,000)           (296,000)           (196,000)
         Cost-method partnerships               352,000         24,311,000           6,725,000           4,073,000
         Other invested assets                1,700,000           (572,000)         11,864,000           1,011,000
                                          -------------      -------------       -------------       -------------

             Total investment income      $  54,278,000      $ 221,966,000       $ 210,759,000       $ 164,631,000
                                          =============      =============       =============       =============

         Expenses incurred to manage the investment portfolio amounted to $500,000 for the three months ended December 31, 1998, $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         At December 31, 1998, the following investments exceeded 10% of the Company's consolidated shareholder's equity of $74,703,000:

                                                       Amortized              Fair
                                                         Cost                 Value
                                                    --------------      --------------
         General Motors Acceptance Corporation         188,908,000         188,953,000
         Export Development Corporation                114,895,000         114,895,000
         Morgan Stanley Dean Witter                    111,838,000         111,837,000
         Lucent Technologies Inc.                       89,901,000          89,901,000
         Duke Energy Corporation                        89,896,000          89,896,000
         International Lease Finance Corp.              84,965,000          84,965,000
         Ford Motor Corporation                         79,973,000          79,976,000
         Gannet Company                                 79,869,000          79,869,000
         Exxon Asset Management Co.                     78,935,000          78,935,000
         General Electric Capital Corp.                 78,008,000          78,008,000
         Merrill Lynch & Company                        75,040,000          75,042,000
         Koch Industries                                74,939,000          74,939,000
         Government of Canada                           74,928,000          74,927,000
                                                    --------------      --------------

             Total                                  $1,222,095,000      $1,222,143,000
                                                    ==============      ==============

         At December 31, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 20% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

         At December 31, 1998, bonds, notes and redeemable preferred stocks included $241,769,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1998.

         At December 31, 1998, the carrying value of investments in default as to the payment of principal or interest was $3,168,000, composed of $2,500,000 of bonds and $668,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $1,918,000.

         As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $54,000 for the three months ended December 31, 1998, $278,000 for the year ended September 30, 1998, and $125,000 for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement. There were no outstanding Swap Agreements at September 30, 1996.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         At December 31, 1998, $5,305,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS: Universal life and single premium life contracts are assigned a fair value equal to current net surrender value.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

         SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 1998, September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                          Carrying                 Fair
                                                            Value                 Value
                                                       ---------------      ---------------
         DECEMBER 31, 1998:

         ASSETS:
             Cash and short-term investments           $ 3,303,454,000      $ 3,303,454,000
             Bonds, notes and redeemable
                preferred stocks                         4,248,840,000        4,248,840,000
             Mortgage loans                                388,780,000          411,230,000
             Common stocks                                   1,419,000            1,419,000
             Cost-method partnerships                        4,577,000           12,802,000
             Variable annuity assets held in
                separate accounts                       13,767,213,000       13,767,213,000
             Receivable from brokers for sales
                of securities                               22,826,000           22,826,000

         LIABILITIES:
             Reserves for fixed annuity contracts        5,500,157,000        5,437,045,000
             Reserves for universal life
                insurance contracts                      2,339,194,000        2,339,061,000
             Reserves for guaranteed investment
                contracts                                  306,461,000          306,461,000
             Variable annuity liabilities related
                to separate accounts                    13,767,213,000       13,287,434,000
             Subordinated notes payable to Parent          209,367,000          210,587,000
                                                       ===============      ===============

         SEPTEMBER 30, 1998:

         ASSETS:
             Cash and short-term investments           $   333,735,000      $   333,735,000
             Bonds, notes and redeemable
                preferred stocks                         1,954,754,000        1,954,754,000
             Mortgage loans                                391,448,000          415,981,000
             Common stocks                                     169,000              169,000
             Cost-method partnerships                        4,403,000           12,744,000
             Variable annuity assets held in
                separate accounts                       11,133,569,000       11,133,569,000
             Receivable from brokers for sales
                of securities                               23,904,000           23,904,000

         LIABILITIES:
             Reserves for fixed annuity contracts        2,189,272,000        2,116,874,000
             Reserves for guaranteed investment
                contracts                                  282,267,000          282,267,000
             Payable to brokers for purchases
                of securities                               50,957,000           50,957,000
             Variable annuity liabilities related
                to separate accounts                    11,133,569,000       10,696,607,000
             Subordinated notes payable to Parent           39,182,000           40,550,000
                                                       ===============      ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                          Carrying              Fair
                                                            Value               Value
                                                       --------------      --------------
         SEPTEMBER 30, 1997:

         ASSETS:
             Cash and short-term investments           $  113,580,000      $  113,580,000
             Bonds, notes and redeemable
                preferred stocks                        1,986,194,000       1,986,194,000
             Mortgage loans                               339,530,000         354,495,000
             Common stocks                                  1,275,000           1,275,000
             Cost-method partnerships                      46,880,000          84,186,000
             Variable annuity assets held in
                separate accounts                       9,343,200,000       9,343,200,000
             Receivable from brokers for sales
                of securities                               2,290,000           2,290,000

         LIABILITIES:
             Reserves for fixed annuity contracts       2,098,803,000       2,026,258,000
             Reserves for guaranteed investment
                contracts                                 295,175,000         295,175,000
             Payable to brokers for purchases
                of securities                               2,553,000           2,553,000
             Variable annuity liabilities related
                to separate accounts                    9,343,200,000       9,077,200,000
             Subordinated notes payable to Parent          36,240,000          37,393,000
                                                       ==============      ==============

6.       SUBORDINATED NOTES PAYABLE TO PARENT

         On December 30, 1998, the Company received cash totaling $170,436,000 in exchange for issuance of a surplus note (the "Note") payable to its immediate parent, SunAmerica Life Insurance Company (the "Parent"), which Note has been included in Subordinated Notes Payable to Affiliates in the accompanying consolidated balance sheet. Interest on this note accrues at a rate of 7%.

         Subordinated notes and accrued interest payable to affiliates totaled $209,367,000 at interest rates ranging from 7% to 9% at December 31, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000, $10,000,000 in 2001 and $170,436,000 thereafter. On June 30,
         1999, the Parent cancelled the Note and funds received were reclassified to Additional Paid-in Capital.

7.       REINSURANCE

         On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

7.       REINSURANCE (Continued)

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. Reserves for universal life contracts are based on fund value. The excess of the purchase price over the fair value of net assets received amounted to $113,039,000 and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet.

         This business was assumed from MBL life subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements.

         Included in the block of business acquired from MBL Life is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company ("FSA"), via an assumption reinsurance agreement, and the remainder of the business will be acquired by the Company via an assumption reinsurance agreement with MBL Life, which will supersede the coinsurance agreement. The $128,420,000 purchase price will be allocated between the Company and its affiliate based on the estimated future gross profits of the two blocks of business.

8.       CONTINGENT LIABILITIES

         The Company has entered into two agreements in which it has provided liquidity support for certain short-term securities of municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31,

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       CONTINGENT LIABILITIES (Continued)

         1998 is $210,000,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $60,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 1998 and September 30, 1998, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:


                                                                         Years Ended September 30,
                                        Three Months Ended     -----------------------------------------------------
                                         December 31, 1998          1998               1997                 1996
                                        ------------------     -------------       -------------       -------------
         ADDITIONAL PAID-IN CAPITAL:
             Beginning balances            $ 308,674,000       $ 308,674,000       $ 280,263,000       $ 252,876,000
             Capital contributions
                received                      70,000,000                --            28,411,000          27,387,000
                                           -------------       -------------       -------------       -------------

         Ending balances                   $ 378,674,000       $ 308,674,000       $ 308,674,000       $ 280,263,000
                                           =============       =============       =============       =============

         RETAINED EARNINGS:
             Beginning balances            $ 332,069,000       $ 244,628,000       $ 207,002,000       $ 191,346,000
             Net income                       34,391,000         138,641,000          63,126,000          45,056,000
             Dividend paid                          --           (51,200,000)        (25,500,000)        (29,400,000)
                                           -------------       -------------       -------------       -------------

         Ending balances                   $ 366,460,000       $ 332,069,000       $ 244,628,000       $ 207,002,000
                                           =============       =============       =============       =============

         ACCUMULATED OTHER
             COMPREHENSIVE INCOME
             (LOSS):
                Beginning balances         $   8,415,000       $  18,405,000       $  (5,521,000)      $  (5,673,000)
                Change in net
                   unrealized gains
                   (losses) on debt
                   securities
                   available for sale        (23,791,000)        (23,818,000)         57,463,000          (2,904,000)
                Change in net
                   unrealized gains
                   (losses) on equity
                   securities
                   available for sale            (44,000)           (950,000)            (55,000)          3,538,000
                Change in adjustment
                   to deferred
                   acquisition costs           8,400,000           9,400,000         (20,600,000)           (400,000)
                Tax effects of net
                   changes                     5,401,000           5,378,000         (12,882,000)            (82,000)
                                           -------------       -------------       -------------       -------------

         Ending balances                   $  (1,619,000)      $   8,415,000       $  18,405,000       $  (5,521,000)
                                           =============       =============       =============       =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively. No dividends were paid in the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 1998 was $98,766,000. The statutory net income for the year ended December 31, 1997 totaled $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus totaled $443,394,000 at December 31, 1998, $537,542,000 at September 30, 1998, $567,979,000 at
         December 31, 1997 and $311,176,000 at December 31, 1996.

10.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:


                                                    Net Realized
                                                     Investment
                                                   Gains (Losses)       Operations            Total
                                                   --------------      ------------       ------------
         Three months ended December 31, 1998:

         Currently payable                          $    740,000       $  3,421,000       $  4,161,000
         Deferred                                       (620,000)        16,565,000         15,945,000
                                                    ------------       ------------       ------------

             Total income tax expense               $    120,000       $ 19,986,000       $ 20,106,000
                                                    ============       ============       ============

         Year ended September 30, 1998:

         Currently payable                          $  4,221,000       $ 32,743,000       $ 36,964,000
         Deferred                                       (550,000)        34,637,000         34,087,000
                                                    ------------       ------------       ------------

             Total income tax expense               $  3,671,000       $ 67,380,000       $ 71,051,000
                                                    ============       ============       ============

         Year ended September 30, 1997:

         Currently payable                          $ (3,635,000)      $ 50,828,000       $ 47,193,000
         Deferred                                     (2,258,000)       (13,766,000)       (16,024,000)
                                                    ------------       ------------       ------------

             Total income tax expense               $ (5,893,000)      $ 37,062,000       $ 31,169,000
                                                    ============       ============       ============

         Year ended September 30, 1996:

         Currently payable                          $  5,754,000       $ 21,849,000       $ 27,603,000
         Deferred                                    (10,347,000)         6,996,000         (3,351,000)
                                                    ------------       ------------       ------------

             Total income tax expense               $ (4,593,000)      $ 28,845,000       $ 24,252,000
                                                    ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:


                                                                            Years Ended September 30,
                                         Three Months Ended    ---------------------------------------------------
                                          December 31, 1998        1998              1997                1996
                                         ------------------    ------------       ------------       ------------
         Amount computed at
             statutory rate                 $ 19,074,000       $ 73,392,000       $ 33,003,000       $ 24,258,000
         Increases (decreases)
             resulting from:
                Amortization of
                   differences between
                   book and tax bases
                   of net assets
                   acquired                      146,000            460,000            666,000            464,000
                State income taxes,
                   net of federal tax
                   benefit                     1,183,000          5,530,000          1,950,000          2,070,000
                Dividends-received
                   deduction                    (345,000)        (7,254,000)        (4,270,000)        (2,357,000)
                Tax credits                                      (1,296,000)          (318,000)          (257,000)
                Other, net                        48,000            219,000            138,000             74,000
                                            ------------       ------------       ------------       ------------

                Total income tax
                   expense                  $ 20,106,000       $ 71,051,000       $ 31,169,000       $ 24,252,000
                                            ============       ============       ============       ============



         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                         At September 30,
                                              December 31,       ---------------------------------
                                                  1998               1998                1997
                                             -------------       -------------       -------------
         DEFERRED TAX LIABILITIES:
         Investments                         $  18,174,000       $  17,643,000       $  13,160,000
         Deferred acquisition costs            222,943,000         223,392,000         154,949,000
         State income taxes                      3,143,000           2,873,000           1,777,000
         Other liabilities                      13,906,000             144,000                --
         Net unrealized gains on debt
             and equity securities
             available for sale                       --             4,531,000           9,910,000
                                             -------------       -------------       -------------

             Total deferred tax
                liabilities                    258,166,000         248,583,000         179,796,000
                                             -------------       -------------       -------------

         DEFERRED TAX ASSETS:
         Contractholder reserves              (148,587,000)       (149,915,000)       (108,090,000)
         Guaranty fund assessments              (2,935,000)         (2,910,000)         (2,707,000)
         Other assets                                 --                  --            (1,952,000)
         Net unrealized losses on
             debt and equity securities
             available for sale                   (872,000)               --                  --
                                             -------------       -------------       -------------

             Total deferred tax assets        (152,394,000)       (152,825,000)       (112,749,000)
                                             -------------       -------------       -------------

             Deferred income taxes           $ 105,772,000       $  95,758,000       $  67,047,000
                                             =============       =============       =============


11.      ADOPTION OF NEW ACCOUNTING STANDARD

         Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior year are disclosed to conform to the current year's presentation.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      ADOPTION OF NEW ACCOUNTING STANDARD (Continued)

         The before tax, after tax, and tax benefit (expense) amounts for each component of the increase or decrease in unrealized losses or gains on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                                     Tax Benefit
                                                   Before Tax         (Expense)         Net of Tax
                                                  ------------       ------------       ------------
         THREE MONTHS ENDED DECEMBER 31,
         1998:

         Net unrealized losses on debt
             and equity securities available
             for sale identified in the
             current period                       $(24,345,000)      $  8,521,000       $(15,824,000)

         Increase in deferred acquisition
             cost adjustment identified in
             the current period                      8,579,000         (3,004,000)         5,575,000
                                                  ------------       ------------       ------------

         Subtotal                                  (15,766,000)         5,517,000        (10,249,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized losses included
                in net income                          510,000           (179,000)           331,000
             Related change in deferred
                acquisition costs                     (179,000)            63,000           (116,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                             331,000           (116,000)           215,000
                                                  ------------       ------------       ------------

         Total other comprehensive loss           $(15,435,000)      $  5,401,000       $(10,034,000)
                                                  ============       ============       ============

         YEAR ENDED SEPTEMBER 30, 1998:

         Net unrealized gains on debt
             and equity securities available
             for sale identified in the
             current period                       $(10,281,000)      $  3,598,000       $ (6,683,000)

         Decrease in deferred acquisition
             cost adjustment identified in
             the current period                      4,086,000         (1,430,000)         2,656,000
                                                  ------------       ------------       ------------

         Subtotal                                   (6,195,000)         2,168,000         (4,027,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized gains included
                in net income                      (14,487,000)         5,070,000         (9,417,000)
             Related change in deferred
                acquisition costs                    5,314,000         (1,860,000)         3,454,000
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          (9,173,000)         3,210,000         (5,963,000)
                                                  ------------       ------------       ------------

         Total other comprehensive loss           $(15,368,000)      $  5,378,000       $ (9,990,000)
                                                  ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.      ADOPTION OF NEW ACCOUNTING STANDARD (Continued)


                                                                     Tax Benefit
                                                   Before Tax         (Expense)          Net of Tax
                                                  ------------       ------------       ------------
         YEAR ENDED SEPTEMBER 30,1997:

         Net unrealized losses on debt
             and equity securities available
             for sale identified in the
             current period                       $ 40,575,000       $(14,201,000)      $ 26,374,000

         Increase in deferred acquisition
             cost adjustment identified in
             the current period                    (15,031,000)         5,262,000         (9,769,000)
                                                  ------------       ------------       ------------

         Subtotal                                   25,544,000         (8,939,000)        16,605,000
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized losses included
                in net income                       16,832,000         (5,891,000)        10,941,000
             Related change in deferred
                acquisition costs                   (5,569,000)         1,949,000         (3,620,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          11,263,000         (3,942,000)         7,321,000
                                                  ------------       ------------       ------------

         Total other comprehensive
             income                               $ 36,807,000       $(12,881,000)      $ 23,926,000
                                                  ============       ============       ============

         YEAR ENDED SEPTEMBER 30, 1996:

         Net unrealized gains on debt
             and equity securities available
             for sale identified in the
             current period                       $(26,189,000)      $  9,166,000       $(17,023,000)

         Decrease in deferred acquisition
             cost adjustment identified in
             the current period                      8,858,000         (3,100,000)         5,758,000
                                                  ------------       ------------       ------------

         Subtotal                                  (17,331,000)         6,066,000        (11,265,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized gains included
                in net income                       26,823,000         (9,388,000)        17,435,000
             Related change in deferred
                acquisition costs                   (9,258,000)         3,240,000         (6,018,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          17,565,000         (6,148,000)        11,417,000
                                                  ------------       ------------       ------------

         Total other comprehensive
             income                               $    234,000       $    (82,000)      $    152,000
                                                  ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.      RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $6,977,000 in the three months ended December 31, 1998, and $32,946,000, $25,492,000, and $16,906,000 in the
         years ended September 30, 1998, 1997 and 1996, respectively. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 35.6%, 33.6%, 36.1%, and 38.3% of premiums in the three months ended December 31, 1998, and the years ended September 30, 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 14.7% and 9.4% of premiums in the three months ended December 31, 1998, 17.3% and 8.4% of premiums in the year ended September 30, 1998, 19.2% and 10.1% in the year ended September 30, 1997, and 19.7% and 10.2% in the year ended September 30, 1996, respectively.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $21,593,000 for the three months ended December 31, 1998, $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $9,906,000, $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

         At December 31, 1998, the Company held bonds with a fair value of $84,965,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         For the three months ended December 31, 1998, the Company made no purchases or sales of invested assets to the Parent or its affiliates.

         During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

         During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

         During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

         During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

13.      BUSINESS SEGMENTS

         Summarized data for the Company's business segments follow:

                                                                    Total
                                                                 depreciation
                                                                     and
                                                 Total           amortization           Pretax                 Total
                                                revenues           expense              income                assets
                                              ------------       ------------        ------------         ---------------
         THREE MONTHS ENDED
         DECEMBER 31, 1998:
         Annuity operations                   $103,626,000        $23,236,000        $ 45,962,000         $22,982,323,000
         Broker-dealer
             operations                         11,279,000            561,000           4,444,000              59,537,000
         Asset management
             operations                         22,974,000          4,204,000           4,091,000             104,473,000
                                              ------------        -----------        ------------         ---------------

         Total                                $137,879,000        $28,001,000        $ 54,497,000         $23,146,333,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1998:
         Annuity operations                   $443,407,000        $60,731,000        $178,120,000         $14,389,922,000
         Broker-dealer
             operations                         47,363,000          1,770,000          22,401,000              55,870,000
         Asset management
             operations                         41,040,000         14,780,000           9,171,000             104,476,000
                                              ------------        -----------        ------------         ---------------

         Total                                $531,810,000        $77,281,000        $209,692,000         $14,550,268,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1997:
         Annuity operations                   $332,845,000        $55,675,000        $ 74,792,000         $12,440,311,000
         Broker-dealer
             operations                         38,005,000            689,000          16,705,000              51,400,000
         Asset management
             operations                         35,661,000         16,357,000           2,798,000              81,518,000
                                              ------------        -----------        ------------         ---------------

         Total                                $406,511,000        $72,721,000        $ 94,295,000         $12,573,229,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1996:
         Annuity operations                   $256,681,000        $43,974,000        $ 53,827,000         $ 9,092,770,000
         Broker-dealer
             operations                         31,053,000            449,000          13,033,000              37,355,000
         Asset management
             operations                         33,047,000         18,295,000           2,448,000              74,410,000
                                              ------------        -----------        ------------         ---------------

         Total                                $320,781,000        $62,718,000        $ 69,308,000         $ 9,204,535,000
                                              ============        ===========        ============         ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.      SUBSEQUENT EVENTS

         On June 30, 1999, the Parent cancelled the $170,436,000 Note and funds received were reclassified to Additional Paid-in Capital. Also on June 30, 1999, the Parent forgave the total interest earned on the Note of $4,971,000.

         On July 1, 1999, the New York Business acquired from MBL Life was transferred to FSA via an assumption reinsurance agreement and the remainder of the business converted to assumption reinsurance, which superseded the coinsurance arrangement. As part of this transfer, invested assets equal to $675,303,000, life reserves equal to $282,947,000, group pension reserves equal to $404,318,000, and other net assets of $11,962,000 were transferred to FSA. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As of August 1, 1999, the Company ceded $6,444,871,000 billion of variable annuity liabilities through a modified coinsurance transaction to ANLIC Insurance Company (Hawaii). As part of this transaction, the Company received $150,000,000 on September 9, 1999, which was credited to Deferred Amortization Costs in the balance sheet to eliminate the unamortized costs previously deferred with respect to the ceded business.

         On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999, the Parent contributed additional capital of $54,250,000 to the Company.

                           VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               NOVEMBER 30, 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS


March 22, 1999


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the POLARIS Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the POLARIS Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at November 30, 1998, the results of their operations for the year then ended, and the changes in their net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1998


                                                                                                     Government
                                                     Capital                           Natural              and
                                                Appreciation           Growth        Resources     Quality Bond
                                                   Portfolio        Portfolio        Portfolio        Portfolio
                                                ------------     ------------     ------------     ------------
Assets:
    Investments in Anchor Series Trust,
       at market value                          $570,973,106     $240,167,237     $ 24,235,972     $192,325,235
    Investments in SunAmerica Series Trust,
       at market value                                     0                0                0                0

Liabilities                                                0                0                0                0
                                                ------------     ------------     ------------     ------------

Net Assets                                      $570,973,106     $240,167,237     $ 24,235,972     $192,325,235
                                                ============     ============     ============     ============


Accumulation units outstanding                    24,068,557        9,838,138        2,605,274       14,076,819
                                                ============     ============     ============     ============

Unit value of accumulation units                $      23.72     $      24.41     $       9.30     $      13.66
                                                ============     ============     ============     ============

                                               International
                                                 Diversified           Global       Aggressive
                                                    Equities         Equities           Growth
                                                   Portfolio        Portfolio        Portfolio
                                                ------------     ------------     ------------
Assets:
    Investments in Anchor Series Trust,
       at market value                          $          0     $          0     $          0
    Investments in SunAmerica Series Trust,
       at market value                           242,517,120      337,917,564       83,753,403

Liabilities                                                0                0                0
                                                ------------     ------------     ------------

Net Assets                                      $242,517,120     $337,917,564     $ 83,753,403
                                                ============     ============     ============


Accumulation units outstanding                    17,917,499       17,594,064        7,059,502
                                                ============     ============     ============

Unit value of accumulation units                $      13.53     $      19.21     $      11.86
                                                ============     ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1998
                                   (Continued)


                                                       Venture          Federated             Putnam
                                                         Value              Value             Growth
                                                     Portfolio          Portfolio          Portfolio
                                                --------------     --------------     --------------
Assets:
    Investments in Anchor Series Trust,
       at market value                          $            0     $            0     $            0
    Investments in SunAmerica Series Trust,
       at market value                           1,076,267,170         67,490,837        268,683,994

Liabilities                                                  0                  0                  0
                                                --------------     --------------     --------------

Net Assets                                      $1,076,267,170     $   67,490,837     $  268,683,994
                                                ==============     ==============     ==============


Accumulation units outstanding                      46,069,429          4,255,000         12,052,558
                                                ==============     ==============     ==============

Unit value of accumulation units                $        23.36     $        15.86     $        22.29
                                                ==============     ==============     ==============

                                               Growth/Phoenix
                                                   Investment           Alliance            Growth-              Asset
                                                      Counsel             Growth             Income         Allocation
                                                    Portfolio          Portfolio          Portfolio          Portfolio
                                               --------------     --------------     --------------     --------------
Assets:
    Investments in Anchor Series Trust,
       at market value                         $            0     $            0     $            0     $            0
    Investments in SunAmerica Series Trust,
       at market value                            213,524,083        857,830,671        663,333,275        474,508,847

Liabilities                                                 0                  0                  0                  0
                                               --------------     --------------     --------------     --------------

Net Assets                                     $  213,524,083     $  857,830,671     $  663,333,275     $  474,508,847
                                               ==============     ==============     ==============     ==============


Accumulation units outstanding                     10,434,634         26,146,276         25,801,808         26,043,996
                                               ==============     ==============     ==============     ==============

Unit value of accumulation units               $        20.46     $        32.81     $        25.71     $        18.22
                                               ==============     ==============     ==============     ==============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1998
                                   (Continued)

                                                             Balanced/Phoenix
                                                  SunAmerica       Investment                         Worldwide
                                                    Balanced          Counsel          Utility      High Income
                                                   Portfolio        Portfolio        Portfolio        Portfolio
                                                ------------     ------------     ------------     ------------
Assets:
    Investments in Anchor Series Trust,
       at market value                          $          0     $          0     $          0     $          0
    Investments in SunAmerica Series Trust,
       at market value                            65,209,129       94,422,658       30,868,679       74,150,275

Liabilities                                                0                0                0                0
                                                ------------     ------------     ------------     ------------

Net Assets                                      $ 65,209,129     $ 94,422,658     $ 30,868,679     $ 74,150,275
                                                ============     ============     ============     ============



Accumulation units outstanding                     4,179,545        5,465,650        2,120,487        5,463,589
                                                ============     ============     ============     ============


Unit value of accumulation units                $      15.60     $      17.28     $      14.56     $      13.57
                                                ============     ============     ============     ============


                                                 High-Yield           Global        Corporate
                                                       Bond             Bond             Bond
                                                  Portfolio        Portfolio        Portfolio
                                               ------------     ------------     ------------
Assets:
    Investments in Anchor Series Trust,
       at market value                         $          0     $          0     $          0
    Investments in SunAmerica Series Trust,
       at market value                          179,564,069       85,069,554       77,553,790

Liabilities                                               0                0                0
                                               ------------     ------------     ------------

Net Assets                                     $179,564,069     $ 85,069,554     $ 77,553,790
                                               ============     ============     ============


Accumulation units outstanding                   12,597,083        5,906,756        5,896,471
                                               ============     ============     ============

Unit value of accumulation units               $      14.25     $      14.40     $      13.15
                                               ============     ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1998
                                   (Continued)


                                                 International           Emerging               Real
                                               Growth & Income            Markets             Estate
                                                     Portfolio          Portfolio          Portfolio
                                                --------------     --------------     --------------
Assets:
    Investments in Anchor Series Trust,
       at market value                          $            0     $            0     $            0
    Investments in SunAmerica Series Trust,
       at market value                              36,889,914          8,296,599         24,700,943

Liabilities                                                  0                  0                  0
                                                --------------     --------------     --------------

Net Assets                                      $   36,889,914     $    8,296,599     $   24,700,943
                                                ==============     ==============     ==============


Accumulation units outstanding                       3,306,665          1,352,484          2,521,169
                                                ==============     ==============     ==============

Unit value of accumulation units                $        11.16     $         6.14     $         9.80
                                                ==============     ==============     ==============

                                                    "Dogs" of               Cash
                                                  Wall Street         Management
                                                    Portfolio          Portfolio              TOTAL
                                               --------------     --------------     --------------
Assets:
    Investments in Anchor Series Trust,
       at market value                         $            0     $            0     $1,027,701,550
    Investments in SunAmerica Series Trust,
       at market value                             14,081,104        132,089,162      5,108,722,840

Liabilities                                                 0                  0                  0
                                               --------------     --------------     --------------

Net Assets                                     $   14,081,104     $  132,089,162     $6,136,424,390
                                               ==============     ==============     ==============


Accumulation units outstanding                      1,450,214         11,160,200
                                               ==============     ==============

Unit value of accumulation units               $         9.71     $        11.83
                                               ==============     ==============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                NOVEMBER 30, 1998


                                                                                Market Value                             Market
Variable Accounts                                             Shares               Per Share           Value               Cost
-----------------                                             ------               ---------           -----               ----
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio                        17,675,771     $             32.30  $  570,973,106     $  506,602,166
    Growth Portfolio                                       7,901,640                   30.39     240,167,237        190,223,871
    Natural Resources Portfolio                            2,017,916                   12.01      24,235,972         31,616,831
    Government and Quality Bond Portfolio                 13,196,532                   14.57     192,325,235        187,202,804
                                                                                              --------------     --------------
                                                                                               1,027,701,550        915,645,672
                                                                                              --------------     --------------
SUNAMERICA SERIES TRUST:
    International Diversified Equities Portfolio          18,860,169                   12.86     242,517,120        209,923,496
    Global Equities Portfolio                             19,990,719                   16.90     337,917,564        279,732,905
    Aggressive Growth Portfolio                            6,805,145                   12.32      83,753,403         72,915,502
    Venture Value Portfolio                               46,601,489                   23.10   1,076,267,170        772,213,653
    Federated Value Portfolio                              4,202,209                   16.06      67,490,837         54,859,055
    Putnam Growth Portfolio                               13,297,585                   20.21     268,683,994        194,056,870
    Growth/Phoenix Investment Counsel Portfolio           13,890,387                   15.37     213,524,083        168,691,429
    Alliance Growth Portfolio                             30,586,345                   28.04     857,830,671        592,190,797
    Growth-Income Portfolio                               27,372,103                   24.23     663,333,275        433,670,069
    Asset Allocation Portfolio                            32,038,826                   14.81     474,508,847        418,228,331
    SunAmerica Balanced Portfolio                          4,176,595                   15.61      65,209,129         54,666,797
    Balanced/Phoenix Investment Counsel Portfolio          6,311,191                   14.96      94,422,658         79,782,179
    Utility Portfolio                                      2,134,457                   14.46      30,868,679         26,634,913
    Worldwide High Income Portfolio                        7,192,444                   10.31      74,150,275         89,096,058
    High-Yield Bond Portfolio                             16,355,795                   10.98     179,564,069        182,128,761
    Global Bond Portfolio                                  7,224,892                   11.77      85,069,554         77,539,516
    Corporate Bond Portfolio                               6,559,381                   11.83      77,553,790         71,866,320
    International Growth & Income Portfolio                3,260,375                   11.31      36,889,914         35,942,992
    Emerging Markets Portfolio                             1,333,303                    6.22       8,296,599         10,839,874
    Real Estate Portfolio                                  2,501,087                    9.88      24,700,943         27,558,375
    Dogs of Wall Street Portfolio                          1,435,571                    9.81      14,081,104         13,748,243
    Cash Management Portfolio                             12,485,266                   10.58     132,089,162        130,549,919
                                                                                              --------------     --------------
                                                                                               5,108,722,840      3,996,836,054
                                                                                              --------------     --------------

                                                                                              $6,136,424,390     $4,912,481,726
                                                                                              ==============     ==============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998


                                                                                                               Government
                                                            Capital                             Natural               and
                                                       Appreciation            Growth         Resources      Quality Bond
                                                          Portfolio         Portfolio         Portfolio         Portfolio
                                                      -------------     -------------     -------------     -------------
Investment income:
     Dividends and capital gains distributions        $  44,525,164     $  13,200,423     $     637,424     $   7,885,263
                                                      -------------     -------------     -------------     -------------
         Total investment income                         44,525,164        13,200,423           637,424         7,885,263
                                                      -------------     -------------     -------------     -------------

Expenses:
     Mortality risk charge                               (5,637,455)       (2,258,347)         (299,032)       (1,621,244)
     Expense risk charge                                 (1,934,421)         (774,923)         (102,609)         (556,309)
     Distribution expense charge                           (829,038)         (332,110)          (43,976)         (238,419)
                                                      -------------     -------------     -------------     -------------
         Total expenses                                  (8,400,914)       (3,365,380)         (445,617)       (2,415,972)
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             36,124,250         9,835,043           191,807         5,469,291
                                                      -------------     -------------     -------------     -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          229,630,699        48,286,551         9,469,253        50,438,681
     Cost of shares sold                               (197,984,755)      (39,955,203)      (11,451,690)      (49,355,588)
                                                      -------------     -------------     -------------     -------------

Net realized gains (losses) from
    securities transactions                              31,645,944         8,331,348        (1,982,437)        1,083,093
                                                      -------------     -------------     -------------     -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 69,462,881        28,617,724        (3,940,480)         (604,526)
     End of period                                       64,370,940        49,943,366        (7,380,859)        5,122,431
                                                      -------------     -------------     -------------     -------------

Change in net unrealized appreciation/depreciation
    of investments                                       (5,091,941)       21,325,642        (3,440,379)        5,726,957
                                                      -------------     -------------     -------------     -------------

Increase (decrease) in net assets from operations     $  62,678,253     $  39,492,033     $  (5,231,009)    $  12,279,341
                                                      =============     =============     =============     =============

                                                      International
                                                        Diversified            Global        Aggressive
                                                           Equities          Equities            Growth
                                                          Portfolio         Portfolio         Portfolio
                                                      -------------     -------------     -------------
Investment income:
     Dividends and capital gains distributions        $  10,413,752     $  30,294,361     $           0
                                                      -------------     -------------     -------------
         Total investment income                         10,413,752        30,294,361                 0
                                                      -------------     -------------     -------------

Expenses:
     Mortality risk charge                               (2,435,406)       (3,438,696)         (806,130)
     Expense risk charge                                   (835,678)       (1,179,945)         (276,613)
     Distribution expense charge                           (358,148)         (505,690)         (118,549)
                                                      -------------     -------------     -------------
         Total expenses                                  (3,629,232)       (5,124,331)       (1,201,292)
                                                      -------------     -------------     -------------

Net investment income (loss)                              6,784,520        25,170,030        (1,201,292)
                                                      -------------     -------------     -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                           46,847,208        63,649,488        21,684,071
     Cost of shares sold                                (40,420,944)      (54,451,016)      (19,792,533)
                                                      -------------     -------------     -------------

Net realized gains (losses) from
    securities transactions                               6,426,264         9,198,472         1,891,538
                                                      -------------     -------------     -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 10,201,704        52,559,239         8,655,631
     End of period                                       32,593,624        58,184,659        10,837,901
                                                      -------------     -------------     -------------

Change in net unrealized appreciation/depreciation
    of investments                                       22,391,920         5,625,420         2,182,270
                                                      -------------     -------------     -------------

Increase (decrease) in net assets from operations     $  35,602,704     $  39,993,922     $   2,872,516
                                                      =============     =============     =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                                                                           Growth/Phoenix
                                                            Venture         Federated            Putnam        Investment
                                                              Value             Value            Growth           Counsel
                                                          Portfolio         Portfolio         Portfolio         Portfolio
                                                      -------------     -------------     -------------     -------------
Investment income:
    Dividends and capital gains distributions         $  37,949,834     $   1,328,857     $  36,553,230     $  36,072,395
                                                      -------------     -------------     -------------     -------------
        Total investment income                          37,949,834         1,328,857        36,553,230        36,072,395
                                                      -------------     -------------     -------------     -------------

Expenses:
    Mortality risk charge                               (10,786,845)         (583,744)       (2,520,299)       (2,148,433)
    Expense risk charge                                  (3,701,368)         (200,304)         (864,809)         (737,208)
    Distribution expense charge                          (1,586,301)          (85,845)         (370,632)         (315,946)
                                                      -------------     -------------     -------------     -------------
        Total expenses                                  (16,074,514)         (869,893)       (3,755,740)       (3,201,587)
                                                      -------------     -------------     -------------     -------------

Net investment income                                    21,875,320           458,964        32,797,490        32,870,808
                                                      -------------     -------------     -------------     -------------

Net realized gains (losses) from securities
    transactions:
    Proceeds from shares sold                           108,207,373         8,885,902        43,787,755        34,526,296
    Cost of shares sold                                 (82,300,285)       (7,419,961)      (32,703,040)      (26,958,642)
                                                      -------------     -------------     -------------     -------------

Net realized gains from
    securities transactions                              25,907,088         1,465,941        11,084,715         7,567,654
                                                      -------------     -------------     -------------     -------------

Net unrealized appreciation (depreciation)
    of investments:
    Beginning of period                                 260,513,321         6,354,475        74,402,917        54,020,390
    End of period                                       304,053,517        12,631,782        74,627,124        44,832,654
                                                      -------------     -------------     -------------     -------------

Change in net unrealized appreciation/depreciation
    of investments                                       43,540,196         6,277,307           224,207        (9,187,736)
                                                      -------------     -------------     -------------     -------------

Increase in net assets from operations                $  91,322,604     $   8,202,212     $  44,106,412     $  31,250,726
                                                      =============     =============     =============     =============


                                                          Alliance           Growth-             Asset
                                                            Growth            Income        Allocation
                                                         Portfolio         Portfolio         Portfolio
                                                     -------------     -------------     -------------
Investment income:
    Dividends and capital gains distributions        $  65,389,285     $  28,845,545     $  57,589,382
                                                     -------------     -------------     -------------
        Total investment income                         65,389,285        28,845,545        57,589,382
                                                     -------------     -------------     -------------

Expenses:
    Mortality risk charge                               (7,582,395)       (6,184,223)       (4,968,016)
    Expense risk charge                                 (2,601,802)       (2,122,037)       (1,704,711)
    Distribution expense charge                         (1,115,059)         (909,445)         (730,591)
                                                     -------------     -------------     -------------
        Total expenses                                 (11,299,256)       (9,215,705)       (7,403,318)
                                                     -------------     -------------     -------------

Net investment income                                   54,090,029        19,629,840        50,186,064
                                                     -------------     -------------     -------------

Net realized gains (losses) from securities
    transactions:
    Proceeds from shares sold                          139,871,701        71,647,078        29,036,847
    Cost of shares sold                               (103,542,464)      (49,571,770)      (26,265,761)
                                                     -------------     -------------     -------------

Net realized gains from
    securities transactions                             36,329,237        22,075,308         2,771,086
                                                     -------------     -------------     -------------

Net unrealized appreciation (depreciation)
    of investments:
    Beginning of period                                148,214,653       164,042,181       105,031,733
    End of period                                      265,639,874       229,663,206        56,280,516
                                                     -------------     -------------     -------------

Change in net unrealized appreciation/depreciation
    of investments                                     117,425,221        65,621,025       (48,751,217)
                                                     -------------     -------------     -------------

Increase in net assets from operations               $ 207,844,487     $ 107,326,173     $   4,205,933
                                                     =============     =============     =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                                                 Balanced/
                                                                                   Phoenix
                                                                SunAmerica       Investment                         Worldwide
                                                                  Balanced          Counsel          Utility      High Income
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                              ------------     ------------     ------------     ------------
Investment income:
    Dividends and capital gains distributions                 $  1,314,330     $  9,826,367     $    884,291     $ 10,760,951
                                                              ------------     ------------     ------------     ------------
        Total investment income                                  1,314,330        9,826,367          884,291       10,760,951
                                                              ------------     ------------     ------------     ------------

Expenses:
    Mortality risk charge                                         (467,869)        (923,038)        (265,735)        (984,004)
    Expense risk charge                                           (160,543)        (316,729)         (91,184)        (337,648)
    Distribution expense charge                                    (68,805)        (135,741)         (39,078)        (144,707)
                                                              ------------     ------------     ------------     ------------
        Total expenses                                            (697,217)      (1,375,508)        (395,997)      (1,466,359)
                                                              ------------     ------------     ------------     ------------

Net investment income                                              617,113        8,450,859          488,294        9,294,592
                                                              ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                    7,569,621        5,406,735        9,607,178       34,353,333
    Cost of shares sold                                         (6,904,571)      (4,682,765)      (8,447,139)     (37,162,511)
                                                              ------------     ------------     ------------     ------------

Net realized gains (losses) from
    securities transactions                                        665,050          723,970        1,160,039       (2,809,178)
                                                              ------------     ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                          4,577,395       13,826,493        2,616,111        6,889,678
    End of period                                               10,542,332       14,640,479        4,233,766      (14,945,783)
                                                              ------------     ------------     ------------     ------------

Change in net unrealized appreciation/depreciation
    of investments                                               5,964,937          813,986        1,617,655      (21,835,461)
                                                              ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations             $  7,247,100     $  9,988,815     $  3,265,988     $(15,350,047)
                                                              ============     ============     ============     ============



                                                                High-Yield           Global        Corporate
                                                                      Bond             Bond             Bond
                                                                 Portfolio        Portfolio        Portfolio
                                                              ------------     ------------     ------------
Investment income:
    Dividends and capital gains distributions                 $ 12,329,025     $  6,893,605     $  2,449,931
                                                              ------------     ------------     ------------
        Total investment income                                 12,329,025        6,893,605        2,449,931
                                                              ------------     ------------     ------------

Expenses:
    Mortality risk charge                                       (1,983,280)        (875,922)        (691,498)
    Expense risk charge                                           (680,537)        (300,562)        (237,279)
    Distribution expense charge                                   (291,659)        (128,812)        (101,691)
                                                              ------------     ------------     ------------
        Total expenses                                          (2,955,476)      (1,305,296)      (1,030,468)
                                                              ------------     ------------     ------------

Net investment income                                            9,373,549        5,588,309        1,419,463
                                                              ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                   72,761,757       27,305,059        6,152,398
    Cost of shares sold                                        (69,371,564)     (25,246,709)      (5,754,383)
                                                              ------------     ------------     ------------

Net realized gains (losses) from
    securities transactions                                      3,390,193        2,058,350          398,015
                                                              ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                         14,934,511        6,907,949        4,430,649
    End of period                                               (2,564,692)       7,530,038        5,687,470
                                                              ------------     ------------     ------------

Change in net unrealized appreciation/depreciation
    of investments                                             (17,499,203)         622,089        1,256,821
                                                              ------------     ------------     ------------

Increase (decrease) in net assets from operations             $ (4,735,461)    $  8,268,748     $  3,074,299
                                                              ============     ============     ============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)


                                                                International            Emerging                Real
                                                              Growth & Income             Markets              Estate
                                                                    Portfolio           Portfolio           Portfolio
                                                              ---------------     ---------------     ---------------
Investment income:
    Dividends and capital gains distributions                 $       170,435     $        63,534     $       241,456
                                                              ---------------     ---------------     ---------------
        Total investment income                                       170,435              63,534             241,456
                                                              ---------------     ---------------     ---------------

Expenses:
    Mortality risk charge                                            (325,952)            (82,945)           (262,714)
    Expense risk charge                                              (111,846)            (28,461)            (90,147)
    Distribution expense charge                                       (47,935)            (12,198)            (38,635)
                                                              ---------------     ---------------     ---------------
        Total expenses                                               (485,733)           (123,604)           (391,496)
                                                              ---------------     ---------------     ---------------

Net investment income (loss)                                         (315,298)            (60,070)           (150,040)
                                                              ---------------     ---------------     ---------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                      18,445,621          11,068,464          12,778,519
    Cost of shares sold                                           (18,106,928)        (13,953,402)        (13,161,408)
                                                              ---------------     ---------------     ---------------

Net realized gains (losses) from
    securities transactions                                           338,693          (2,884,938)           (382,889)
                                                              ---------------     ---------------     ---------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                               212,462          (3,248,424)          1,182,933
    End of period                                                     946,922          (2,543,275)         (2,857,432)
                                                              ---------------     ---------------     ---------------

Change in net unrealized appreciation/depreciation
    of investments                                                    734,460             705,149          (4,040,365)
                                                              ---------------     ---------------     ---------------

Increase (decrease) in net assets from operations             $       757,855     $    (2,239,859)    $    (4,573,294)
                                                              ===============     ===============     ===============



                                                                    "Dogs" of                Cash
                                                                  Wall Street          Management
                                                                    Portfolio           Portfolio                 TOTAL
                                                              ---------------     ---------------       ---------------
Investment income:
    Dividends and capital gains distributions                 $             0     $     4,725,741       $   420,344,581
                                                              ---------------     ---------------       ---------------
        Total investment income                                             0           4,725,741           420,344,581
                                                              ---------------     ---------------       ---------------

Expenses:
    Mortality risk charge                                             (55,653)         (1,415,890)          (59,604,765)
    Expense risk charge                                               (19,097)           (485,845)          (20,452,615)
    Distribution expense charge                                        (8,184)           (208,219)           (8,765,413)
                                                              ---------------     ---------------       ---------------
        Total expenses                                                (82,934)         (2,109,954)          (88,822,793)
                                                              ---------------     ---------------       ---------------

Net investment income (loss)                                          (82,934)          2,615,787           331,521,788
                                                              ---------------     ---------------       ---------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                         900,955         505,966,282         1,618,284,825
    Cost of shares sold                                              (962,931)       (504,237,052)       (1,450,165,015)
                                                              ---------------     ---------------       ---------------

Net realized gains (losses) from
    securities transactions                                           (61,976)          1,729,230           168,119,810
                                                              ---------------     ---------------       ---------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                     0           1,054,729         1,030,916,329
    End of period                                                     332,861           1,539,243         1,223,942,664
                                                              ---------------     ---------------       ---------------

Change in net unrealized appreciation/depreciation
    of investments                                                    332,861             484,514           193,026,335
                                                              ---------------     ---------------       ---------------

Increase (decrease) in net assets from operations             $       187,951     $     4,829,531       $   692,667,933
                                                              ===============     ===============       ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998


                                                                                                                       Government
                                                                    Capital                             Natural               and
                                                               Appreciation            Growth         Resources      Quality Bond
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                              -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $  36,124,250     $   9,835,043     $     191,807     $   5,469,291
     Net realized gains (losses) from
         securities transactions                                 31,645,944         8,331,348        (1,982,437)        1,083,093
     Change in net unrealized appreciation/
         depreciation of investments                             (5,091,941)       21,325,642        (3,440,379)        5,726,957
                                                              -------------     -------------     -------------     -------------

         Increase (decrease) in net assets from operations       62,678,253        39,492,033        (5,231,009)       12,279,341
                                                              -------------     -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                                17,162,536         7,123,914           948,816         5,536,298
     Cost of units redeemed                                     (35,954,314)      (13,523,791)       (1,609,838)      (10,993,988)
     Net transfers                                               (1,941,763)        9,080,349        (2,585,769)       58,359,031
                                                              -------------     -------------     -------------     -------------

         Increase (decrease) in net assets
             from capital transactions                          (20,733,541)        2,680,472        (3,246,791)       52,901,341
                                                              -------------     -------------     -------------     -------------

Increase (decrease) in net assets                                41,944,712        42,172,505        (8,477,800)       65,180,682
Net assets at beginning of period                               529,028,394       197,994,732        32,713,772       127,144,553
                                                              -------------     -------------     -------------     -------------
Net assets at end of period                                   $ 570,973,106     $ 240,167,237     $  24,235,972     $ 192,325,235
                                                              =============     =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     740,144           319,148            88,720           421,397
     Units redeemed                                              (1,562,125)         (599,961)         (153,365)         (837,252)
     Units transferred                                                1,405           371,523          (267,279)        4,445,632
                                                              -------------     -------------     -------------     -------------

Increase (decrease) in units outstanding                           (820,576)           90,710          (331,924)        4,029,777
Beginning units                                                  24,889,133         9,747,428         2,937,198        10,047,042
                                                              -------------     -------------     -------------     -------------

Ending units                                                     24,068,557         9,838,138         2,605,274        14,076,819
                                                              =============     =============     =============     =============

                                                              International
                                                                Diversified            Global        Aggressive
                                                                   Equities          Equities            Growth
                                                                  Portfolio         Portfolio         Portfolio
                                                              -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $   6,784,520     $  25,170,030     $  (1,201,292)
     Net realized gains (losses) from
         securities transactions                                  6,426,264         9,198,472         1,891,538
     Change in net unrealized appreciation/
         depreciation of investments                             22,391,920         5,625,420         2,182,270
                                                              -------------     -------------     -------------

         Increase (decrease) in net assets from operations       35,602,704        39,993,922         2,872,516
                                                              -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                                 6,840,445         7,444,968         3,413,653
     Cost of units redeemed                                     (11,017,277)      (21,348,644)       (4,639,272)
     Net transfers                                                1,872,969         1,244,805          (926,390)
                                                              -------------     -------------     -------------

         Increase (decrease) in net assets
             from capital transactions                           (2,303,863)      (12,658,871)       (2,152,009)
                                                              -------------     -------------     -------------

Increase (decrease) in net assets                                33,298,841        27,335,051           720,507
Net assets at beginning of period                               209,218,279       310,582,513        83,032,896
                                                              -------------     -------------     -------------
Net assets at end of period                                   $ 242,517,120     $ 337,917,564     $  83,753,403
                                                              =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     522,155           401,379           294,237
     Units redeemed                                                (835,386)       (1,151,597)         (402,100)
     Units transferred                                              220,173           (31,903)          (47,659)
                                                              -------------     -------------     -------------

Increase (decrease) in units outstanding                            (93,058)         (782,121)         (155,522)
Beginning units                                                  18,010,557        18,376,185         7,215,024
                                                              -------------     -------------     -------------

Ending units                                                     17,917,499        17,594,064         7,059,502
                                                              =============     =============     =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                                                                                Growth/Phoenix
                                                           Venture           Federated              Putnam          Investment
                                                             Value               Value              Growth             Counsel
                                                         Portfolio           Portfolio           Portfolio           Portfolio
                                                   ---------------     ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                         $    21,875,320     $       458,964     $    32,797,490     $    32,870,808
     Net realized gains from
         securities transactions                        25,907,088           1,465,941          11,084,715           7,567,654
     Change in net unrealized appreciation/
         depreciation of investments                    43,540,196           6,277,307             224,207          (9,187,736)
                                                   ---------------     ---------------     ---------------     ---------------

         Increase in net assets from operations         91,322,604           8,202,212          44,106,412          31,250,726
                                                   ---------------     ---------------     ---------------     ---------------

From capital transactions:
     Net proceeds from units sold                       47,383,154           3,628,680           8,778,289           3,826,919
     Cost of units redeemed                            (54,932,014)         (3,128,650)        (14,581,779)        (13,929,554)
     Net transfers                                      36,304,819          16,633,897          20,979,462         (14,171,074)
                                                   ---------------     ---------------     ---------------     ---------------

         Increase (decrease) in net assets
             from capital transactions                  28,755,959          17,133,927          15,175,972         (24,273,709)
                                                   ---------------     ---------------     ---------------     ---------------

Increase in net assets                                 120,078,563          25,336,139          59,282,384           6,977,017
Net assets at beginning of period                      956,188,606          42,154,698         209,401,610         206,547,066
                                                   ---------------     ---------------     ---------------     ---------------
Net assets at end of period                        $ 1,076,267,170     $    67,490,837     $   268,683,994     $   213,524,083
                                                   ===============     ===============     ===============     ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                          2,090,520             245,735             427,414             200,022
     Units redeemed                                     (2,448,129)           (207,095)           (697,501)           (718,168)
     Units transferred                                   1,534,592           1,120,847             985,913            (761,670)
                                                   ---------------     ---------------     ---------------     ---------------

Increase (decrease) in units outstanding                 1,176,983           1,159,487             715,826          (1,279,816)
Beginning units                                         44,892,446           3,095,513          11,336,732          11,714,450
                                                   ---------------     ---------------     ---------------     ---------------

Ending units                                            46,069,429           4,255,000          12,052,558          10,434,634
                                                   ===============     ===============     ===============     ===============


                                                          Alliance             Growth-               Asset
                                                            Growth              Income          Allocation
                                                         Portfolio           Portfolio           Portfolio
                                                   ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                         $    54,090,029     $    19,629,840     $    50,186,064
     Net realized gains from
         securities transactions                        36,329,237          22,075,308           2,771,086
     Change in net unrealized appreciation/
         depreciation of investments                   117,425,221          65,621,025         (48,751,217)
                                                   ---------------     ---------------     ---------------

         Increase in net assets from operations        207,844,487         107,326,173           4,205,933
                                                   ---------------     ---------------     ---------------

From capital transactions:
     Net proceeds from units sold                       31,279,981          20,277,490          17,563,319
     Cost of units redeemed                            (44,862,048)        (36,455,560)        (27,943,876)
     Net transfers                                      74,176,211          41,423,730          26,174,022
                                                   ---------------     ---------------     ---------------

         Increase (decrease) in net assets
             from capital transactions                  60,594,144          25,245,660          15,793,465
                                                   ---------------     ---------------     ---------------

Increase in net assets                                 268,438,631         132,571,833          19,999,398
Net assets at beginning of period                      589,392,040         530,761,442         454,509,449
                                                   ---------------     ---------------     ---------------
Net assets at end of period                        $   857,830,671     $   663,333,275     $   474,508,847
                                                   ===============     ===============     ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                          1,091,748             851,324             943,086
     Units redeemed                                     (1,526,082)         (1,516,106)         (1,519,582)
     Units transferred                                   2,529,913           1,670,766           1,347,716
                                                   ---------------     ---------------     ---------------

Increase (decrease) in units outstanding                 2,095,579           1,005,984             771,220
Beginning units                                         24,050,697          24,795,824          25,272,776
                                                   ---------------     ---------------     ---------------

Ending units                                            26,146,276          25,801,808          26,043,996
                                                   ===============     ===============     ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                                             Balanced/Phoenix
                                                                 SunAmerica        Investment                           Worldwide
                                                                   Balanced           Counsel           Utility       High Income
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                              -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                                    $     617,113     $   8,450,859     $     488,294     $   9,294,592
     Net realized gains (losses) from
         securities transactions                                    665,050           723,970         1,160,039        (2,809,178)
     Change in net unrealized appreciation/
         depreciation of investments                              5,964,937           813,986         1,617,655       (21,835,461)
                                                              -------------     -------------     -------------     -------------

         Increase (decrease) in net assets from operations        7,247,100         9,988,815         3,265,988       (15,350,047)
                                                              -------------     -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                                 2,884,371         2,564,367         1,317,505         3,809,808
     Cost of units redeemed                                      (2,620,645)       (4,518,026)       (1,909,553)       (5,647,503)
     Net transfers                                               25,338,978         2,737,718         8,550,433       (10,396,335)
                                                              -------------     -------------     -------------     -------------

         Increase (decrease) in net assets
             from capital transactions                           25,602,704           784,059         7,958,385       (12,234,030)
                                                              -------------     -------------     -------------     -------------

Increase (decrease) in net assets                                32,849,804        10,772,874        11,224,373       (27,584,077)
Net assets at beginning of period                                32,359,325        83,649,784        19,644,306       101,734,353
                                                              -------------     -------------     -------------     -------------
Net assets at end of period                                   $  65,209,129     $  94,422,658     $  30,868,679     $  74,150,275
                                                              =============     =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     201,667           157,118            97,062           236,387
     Units redeemed                                                (180,430)         (274,374)         (135,939)         (363,538)
     Units transferred                                            1,710,360           167,594           618,018          (777,507)
                                                              -------------     -------------     -------------     -------------

Increase (decrease) in units outstanding                          1,731,597            50,338           579,141          (904,658)
Beginning units                                                   2,447,948         5,415,312         1,541,346         6,368,247
                                                              -------------     -------------     -------------     -------------

Ending units                                                      4,179,545         5,465,650         2,120,487         5,463,589
                                                              =============     =============     =============     =============


                                                                 High-Yield            Global         Corporate
                                                                       Bond              Bond              Bond
                                                                  Portfolio         Portfolio         Portfolio
                                                              -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                                    $   9,373,549     $   5,588,309     $   1,419,463
     Net realized gains (losses) from
         securities transactions                                  3,390,193         2,058,350           398,015
     Change in net unrealized appreciation/
         depreciation of investments                            (17,499,203)          622,089         1,256,821
                                                              -------------     -------------     -------------

         Increase (decrease) in net assets from operations       (4,735,461)        8,268,748         3,074,299
                                                              -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                                 8,423,042         2,141,820         2,747,025
     Cost of units redeemed                                     (13,481,311)       (6,321,971)       (4,188,628)
     Net transfers                                               21,612,238           326,809        22,821,525
                                                              -------------     -------------     -------------

         Increase (decrease) in net assets
             from capital transactions                           16,553,969        (3,853,342)       21,379,922
                                                              -------------     -------------     -------------

Increase (decrease) in net assets                                11,818,508         4,415,406        24,454,221
Net assets at beginning of period                               167,745,561        80,654,148        53,099,569
                                                              -------------     -------------     -------------
Net assets at end of period                                   $ 179,564,069     $  85,069,554     $  77,553,790
                                                              =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     557,130           157,390           214,332
     Units redeemed                                                (896,725)         (459,677)         (324,357)
     Units transferred                                            1,493,428            44,588         1,770,506
                                                              -------------     -------------     -------------

Increase (decrease) in units outstanding                          1,153,833          (257,699)        1,660,481
Beginning units                                                  11,443,250         6,164,455         4,235,990
                                                              -------------     -------------     -------------

Ending units                                                     12,597,083         5,906,756         5,896,471
                                                              =============     =============     =============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)


                                                                International            Emerging                Real
                                                              Growth & Income             Markets              Estate
                                                                    Portfolio           Portfolio           Portfolio
                                                              ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $      (315,298)    $       (60,070)    $      (150,040)
     Net realized gains (losses) from
         securities transactions                                      338,693          (2,884,938)           (382,889)
     Change in net unrealized appreciation/
         depreciation of investments                                  734,460             705,149          (4,040,365)
                                                              ---------------     ---------------     ---------------

         Increase (decrease) in net assets from operations            757,855          (2,239,859)         (4,573,294)
                                                              ---------------     ---------------     ---------------

From capital transactions:
     Net proceeds from units sold                                   3,322,536             636,384           3,138,981
     Cost of units redeemed                                       (11,639,505)         (8,208,163)         (3,653,464)
     Net transfers                                                 16,333,647           4,144,100          11,107,587
                                                              ---------------     ---------------     ---------------

         Increase (decrease) in net assets
             from capital transactions                              8,016,678          (3,427,679)         10,593,104
                                                              ---------------     ---------------     ---------------

Increase (decrease) in net assets                                   8,774,533          (5,667,538)          6,019,810
Net assets at beginning of period                                  28,115,381          13,964,137          18,681,133
                                                              ---------------     ---------------     ---------------
Net assets at end of period                                   $    36,889,914     $     8,296,599     $    24,700,943
                                                              ===============     ===============     ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       287,438              82,499             280,536
     Units redeemed                                                (1,122,021)         (1,046,506)           (326,783)
     Units transferred                                              1,420,020             564,569             934,612
                                                              ---------------     ---------------     ---------------

Increase (decrease) in units outstanding                              585,437            (399,438)            888,365
Beginning units                                                     2,721,228           1,751,922           1,632,804
                                                              ---------------     ---------------     ---------------
Ending units                                                        3,306,665           1,352,484           2,521,169
                                                              ===============     ===============     ===============

                                                                     "Dogs" of                Cash
                                                                   Wall Street          Management
                                                                     Portfolio           Portfolio               TOTAL
                                                               ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $       (82,934)    $     2,615,787     $   331,521,788
     Net realized gains (losses) from
         securities transactions                                       (61,976)          1,729,230         168,119,810
     Change in net unrealized appreciation/
         depreciation of investments                                   332,861             484,514         193,026,335
                                                               ---------------     ---------------     ---------------

         Increase (decrease) in net assets from operations             187,951           4,829,531         692,667,933
                                                               ---------------     ---------------     ---------------

From capital transactions:
     Net proceeds from units sold                                    2,053,916          18,234,648         232,482,865
     Cost of units redeemed                                           (204,903)        (33,217,804)       (390,532,081)
     Net transfers                                                  12,044,140          13,927,867         395,173,006
                                                               ---------------     ---------------     ---------------

         Increase (decrease) in net assets
             from capital transactions                              13,893,153          (1,055,289)        237,123,790
                                                               ---------------     ---------------     ---------------

Increase (decrease) in net assets                                   14,081,104           3,774,242         929,791,723
Net assets at beginning of period                                            0         128,314,920       5,206,632,667
                                                               ---------------     ---------------     ---------------
Net assets at end of period                                    $    14,081,104     $   132,089,162     $ 6,136,424,390
                                                               ===============     ===============     ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                        214,973           1,580,118
     Units redeemed                                                    (21,845)         (2,853,817)
     Units transferred                                               1,257,086           1,209,448
                                                               ---------------     ---------------

Increase (decrease) in units outstanding                             1,450,214             (64,251)
Beginning units                                                              0          11,224,451
                                                               ---------------     ---------------

Ending units                                                         1,450,214          11,160,200
                                                               ===============     ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1997



                                                                    Capital                             Natural    Government and
                                                               Appreciation            Growth         Resources      Quality Bond
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                              -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $  37,405,322     $  17,334,073     $   1,823,050     $   6,351,902
     Net realized gains (losses) from
         securities transactions                                 25,739,307         4,160,297           289,997          (216,128)
     Change in net unrealized appreciation/
         depreciation of investments                             20,473,570        13,801,611        (5,045,667)          722,116
                                                              -------------     -------------     -------------     -------------

         Increase (decrease) in net assets from operations       83,618,199        35,295,981        (2,932,620)        6,857,890
                                                              -------------     -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                                63,814,945        25,522,588         7,473,963        13,954,746
     Cost of units redeemed                                     (23,750,681)       (9,791,219)       (1,283,606)       (8,320,472)
     Net transfers                                               44,369,254        23,594,248         3,127,108         5,132,312
                                                              -------------     -------------     -------------     -------------

         Increase in net assets
             from capital transactions                           84,433,518        39,325,617         9,317,465        10,766,586
                                                              -------------     -------------     -------------     -------------

Increase in net assets                                          168,051,717        74,621,598         6,384,845        17,624,476
Net assets at beginning of period                               360,976,677       123,373,134        26,328,927       109,520,077
                                                              -------------     -------------     -------------     -------------
Net assets at end of period                                   $ 529,028,394     $ 197,994,732     $  32,713,772     $ 127,144,553
                                                              =============     =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   3,476,602         1,455,312           617,898         1,168,231
     Units redeemed                                              (1,228,940)         (532,036)         (102,746)         (689,911)
     Units transferred                                            2,171,076         1,266,308           250,996           392,483
                                                              -------------     -------------     -------------     -------------

Increase in units outstanding                                     4,418,738         2,189,584           766,148           870,803
Beginning units                                                  20,470,395         7,557,844         2,171,050         9,176,239
                                                              -------------     -------------     -------------     -------------

Ending units                                                     24,889,133         9,747,428         2,937,198        10,047,042
                                                              =============     =============     =============     =============

                                                                 International
                                                                   Diversified            Global        Aggressive
                                                                      Equities          Equities            Growth
                                                                     Portfolio         Portfolio         Portfolio
                                                                 -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                $   3,400,577     $   9,748,091     $    (863,598)
     Net realized gains (losses) from
         securities transactions                                     1,376,135         6,991,103         1,906,802
     Change in net unrealized appreciation/
         depreciation of investments                                (1,321,595)       13,691,068         6,343,970
                                                                 -------------     -------------     -------------

         Increase (decrease) in net assets from operations           3,455,117        30,430,262         7,387,174
                                                                 -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                                   41,819,108        33,005,430        19,057,042
     Cost of units redeemed                                         (7,074,811)      (13,340,530)       (1,959,770)
     Net transfers                                                  25,642,622        24,373,244        25,978,063
                                                                 -------------     -------------     -------------

         Increase in net assets
             from capital transactions                              60,386,919        44,038,144        43,075,335
                                                                 -------------     -------------     -------------

Increase in net assets                                              63,842,036        74,468,406        50,462,509
Net assets at beginning of period                                  145,376,243       236,114,107        32,570,387
                                                                 -------------     -------------     -------------
Net assets at end of period                                      $ 209,218,279     $ 310,582,513     $  83,032,896
                                                                 =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                      3,619,718         2,052,329         1,838,030
     Units redeemed                                                   (602,689)         (810,906)         (178,584)
     Units transferred                                               2,231,185         1,551,555         2,389,678
                                                                 -------------     -------------     -------------

Increase in units outstanding                                        5,248,214         2,792,978         4,049,124
Beginning units                                                     12,762,343        15,583,207         3,165,900
                                                                 -------------     -------------     -------------

Ending units                                                        18,010,557        18,376,185         7,215,024
                                                                 =============     =============     =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1997
                                   (Continued)

                                                                                                        Growth/Phoenix
                                                         Venture         Federated            Putnam        Investment
                                                           Value             Value            Growth           Counsel
                                                       Portfolio         Portfolio         Portfolio         Portfolio
                                                   -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                  $   1,130,284     $    (362,662)    $   2,527,087     $  14,055,262
     Net realized gains from
         securities transactions                       8,379,277           986,648         6,574,248         4,320,480
     Change in net unrealized appreciation/
         depreciation of investments                 164,145,131         5,236,021        30,159,891        13,479,196
                                                   -------------     -------------     -------------     -------------

         Increase in net assets from operations      173,654,692         5,860,007        39,261,226        31,854,938
                                                   -------------     -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                    168,731,762        10,426,813        20,321,341        11,819,554
     Cost of units redeemed                          (29,879,481)       (3,379,784)       (8,456,398)       (9,740,821)
     Net transfers                                   155,692,370        18,013,600         4,178,527        (7,838,225)
                                                   -------------     -------------     -------------     -------------

         Increase (decrease) in net assets
             from capital transactions               294,544,651        25,060,629        16,043,470        (5,759,492)
                                                   -------------     -------------     -------------     -------------

Increase in net assets                               468,199,343        30,920,636        55,304,696        26,095,446
Net assets at beginning of period                    487,989,263        11,234,062       154,096,914       180,451,620
                                                   -------------     -------------     -------------     -------------
Net assets at end of period                        $ 956,188,606     $  42,154,698     $ 209,401,610     $ 206,547,066
                                                   =============     =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                        9,151,286           869,687         1,268,013           757,853
     Units redeemed                                   (1,544,744)         (292,588)         (514,321)         (602,007)
     Units transferred                                 8,038,350         1,497,277           229,015          (519,133)
                                                   -------------     -------------     -------------     -------------

Increase (decrease) in units outstanding              15,644,892         2,074,376           982,707          (363,287)
Beginning units                                       29,247,554         1,021,137        10,354,025        12,077,737
                                                   -------------     -------------     -------------     -------------

Ending units                                          44,892,446         3,095,513        11,336,732        11,714,450
                                                   =============     =============     =============     =============


                                                        Alliance           Growth-             Asset
                                                          Growth            Income        Allocation
                                                       Portfolio         Portfolio         Portfolio
                                                   -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                  $  15,768,856     $  11,037,155     $  23,434,688
     Net realized gains from
         securities transactions                      13,244,891         6,689,466         1,647,776
     Change in net unrealized appreciation/
         depreciation of investments                  74,150,245        84,649,638        42,966,543
                                                   -------------     -------------     -------------

         Increase in net assets from operations      103,163,992       102,376,259        68,049,007
                                                   -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                     93,785,157        66,298,687        59,042,689
     Cost of units redeemed                          (25,525,241)      (20,766,275)      (20,362,730)
     Net transfers                                    61,152,805        73,096,855        49,254,654
                                                   -------------     -------------     -------------

         Increase (decrease) in net assets
             from capital transactions               129,412,721       118,629,267        87,934,613
                                                   -------------     -------------     -------------

Increase in net assets                               232,576,713       221,005,526       155,983,620
Net assets at beginning of period                    356,815,327       309,755,916       298,525,829
                                                   -------------     -------------     -------------
Net assets at end of period                        $ 589,392,040     $ 530,761,442     $ 454,509,449
                                                   =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                        4,375,748         3,588,612         3,620,967
     Units redeemed                                   (1,125,364)       (1,074,591)       (1,208,246)
     Units transferred                                 2,466,758         3,735,661         2,919,322
                                                   -------------     -------------     -------------

Increase (decrease) in units outstanding               5,717,142         6,249,682         5,332,043
Beginning units                                       18,333,555        18,546,142        19,940,733
                                                   -------------     -------------     -------------

Ending units                                          24,050,697        24,795,824        25,272,776
                                                   =============     =============     =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1997
                                   (Continued)

                                                                  Balanced/Phoenix
                                                      SunAmerica        Investment                           Worldwide
                                                        Balanced           Counsel           Utility       High Income
                                                       Portfolio         Portfolio         Portfolio         Portfolio
                                                   -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                  $    (231,673)    $   2,059,695     $     (82,244)    $   5,300,446
     Net realized gains from
         securities transactions                         169,207           724,439           229,074         1,606,703
     Change in net unrealized appreciation/
         depreciation of investments                   3,807,626         5,664,661         2,260,538         1,095,610
                                                   -------------     -------------     -------------     -------------

         Increase in net assets from operations        3,745,160         8,448,795         2,407,368         8,002,759
                                                   -------------     -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                      9,272,164        10,894,722         3,583,011        30,901,544
     Cost of units redeemed                           (1,493,051)       (3,296,580)       (2,623,327)       (3,949,611)
     Net transfers                                    11,811,849         4,269,742        10,478,114        21,371,247
                                                   -------------     -------------     -------------     -------------

         Increase in net assets
             from capital transactions                19,590,962        11,867,884        11,437,798        48,323,180
                                                   -------------     -------------     -------------     -------------

Increase in net assets                                23,336,122        20,316,679        13,845,166        56,325,939
Net assets at beginning of period                      9,023,203        63,333,105         5,799,140        45,408,414
                                                   -------------     -------------     -------------     -------------
Net assets at end of period                        $  32,359,325     $  83,649,784     $  19,644,306     $ 101,734,353
                                                   =============     =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                          787,249           768,683           320,269         2,047,012
     Units redeemed                                     (126,500)         (225,942)         (223,501)         (253,400)
     Units transferred                                   970,160           289,337           901,117         1,377,896
                                                   -------------     -------------     -------------     -------------

Increase in units outstanding                          1,630,909           832,078           997,885         3,171,508
Beginning units                                          817,039         4,583,234           543,461         3,196,739
                                                   -------------     -------------     -------------     -------------

Ending units                                           2,447,948         5,415,312         1,541,346         6,368,247
                                                   =============     =============     =============     =============


                                                         High-Yield            Global         Corporate
                                                               Bond              Bond              Bond
                                                          Portfolio         Portfolio         Portfolio
                                                      -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                     $   6,273,287     $   3,649,420     $   1,248,701
     Net realized gains from
         securities transactions                          1,643,867           450,462           165,437
     Change in net unrealized appreciation/
         depreciation of investments                      9,115,803           861,963         2,052,216
                                                      -------------     -------------     -------------

         Increase in net assets from operations          17,032,957         4,961,845         3,466,354
                                                      -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                        28,787,123         8,062,445        10,236,124
     Cost of units redeemed                              (8,833,581)       (3,848,065)       (2,228,695)
     Net transfers                                       22,094,696         5,181,039         5,981,956
                                                      -------------     -------------     -------------

         Increase in net assets
             from capital transactions                   42,048,238         9,395,419        13,989,385
                                                      -------------     -------------     -------------

Increase in net assets                                   59,081,195        14,357,264        17,455,739
Net assets at beginning of period                       108,664,366        66,296,884        35,643,830
                                                      -------------     -------------     -------------
Net assets at end of period                           $ 167,745,561     $  80,654,148     $  53,099,569
                                                      =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                           2,134,215           648,001           868,904
     Units redeemed                                        (641,812)         (307,787)         (187,790)
     Units transferred                                    1,592,652           411,092           495,068
                                                      -------------     -------------     -------------

Increase in units outstanding                             3,085,055           751,306         1,176,182
Beginning units                                           8,358,195         5,413,149         3,059,808
                                                      -------------     -------------     -------------

Ending units                                             11,443,250         6,164,455         4,235,990
                                                      =============     =============     =============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1997
                                   (Continued)


                                                                International            Emerging                Real
                                                              Growth & Income             Markets              Estate
                                                                    Portfolio           Portfolio           Portfolio
                                                              ---------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $      (147,984)    $       (99,787)    $       (82,712)
     Net realized gains (losses) from
         securities transactions                                       10,652             (26,001)             59,183
     Change in net unrealized appreciation/
         depreciation of investments                                  212,462          (3,248,424)          1,182,933
                                                              ---------------     ---------------     ---------------

         Increase (decrease) in net assets from operations             75,130          (3,374,212)          1,159,404
                                                              ---------------     ---------------     ---------------

From capital transactions:
     Net proceeds from units sold                                  13,780,789          11,660,679           5,714,592
     Cost of units redeemed                                           (97,114)            (33,193)         (1,148,731)
     Net transfers                                                 14,356,576           5,710,863          12,955,868
                                                              ---------------     ---------------     ---------------

         Increase in net assets
             from capital transactions                             28,040,251          17,338,349          17,521,729
                                                              ---------------     ---------------     ---------------

Increase in net assets                                             28,115,381          13,964,137          18,681,133
Net assets at beginning of period                                           0                   0                   0
                                                              ---------------     ---------------     ---------------
Net assets at end of period                                   $    28,115,381     $    13,964,137     $    18,681,133
                                                              ===============     ===============     ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     1,359,331           1,168,066             547,513
     Units redeemed                                                    (9,246)             (3,471)           (103,433)
     Units transferred                                              1,371,143             587,327           1,188,724
                                                              ---------------     ---------------     ---------------

Increase in units outstanding                                       2,721,228           1,751,922           1,632,804
Beginning units                                                             0                   0                   0
                                                              ---------------     ---------------     ---------------

Ending units                                                        2,721,228           1,751,922           1,632,804
                                                              ===============     ===============     ===============

                                                                         Cash
                                                                   Management
                                                                    Portfolio               TOTAL
                                                              ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $     4,147,593     $   164,824,829
     Net realized gains (losses) from
         securities transactions                                      298,794          87,422,116
     Change in net unrealized appreciation/
         depreciation of investments                                  (92,255)        486,364,871
                                                              ---------------     ---------------

         Increase (decrease) in net assets from operations          4,354,132         738,611,816
                                                              ---------------     ---------------

From capital transactions:
     Net proceeds from units sold                                  74,845,717         842,812,735
     Cost of units redeemed                                       (20,270,825)       (231,454,592)
     Net transfers                                                (18,998,081)        600,981,306
                                                              ---------------     ---------------

         Increase in net assets
             from capital transactions                             35,576,811       1,212,339,449
                                                              ---------------     ---------------

Increase in net assets                                             39,930,943       1,950,951,265
Net assets at beginning of period                                  88,383,977       3,255,681,402
                                                              ---------------     ---------------
Net assets at end of period                                   $   128,314,920     $ 5,206,632,667
                                                              ===============     ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     6,684,622
     Units redeemed                                                (1,801,465)
     Units transferred                                             (1,664,614)
                                                              ---------------

Increase in units outstanding                                       3,218,543
Beginning units                                                     8,005,908
                                                              ---------------

Ending units                                                       11,224,451
                                                              ===============




                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

             Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. On January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Immediately prior to the merger, SunAmerica Inc. transferred substantially all of its net assets to its wholly-owned subsidiary SunAmerica Holdings, Inc., a Delaware Corporation. On January 4, 1999, SunAmerica Holdings, Inc. changed its name to SunAmerica, Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

             The Separate Account is composed of twenty-six variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-two currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of five guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-six Variable Accounts and do not include balances allocated to the General Account.

             The inception date of the "Dogs" of Wall Street Portfolio was April 1, 1998. The inception date of the International Growth and Income, Emerging Markets, and Real Estate Portfolios was June 2, 1997. The inception date of the Aggressive Growth, Federated Value, SunAmerica Balanced, and Utility Portfolios was June 3, 1996. The inception date of the Natural Resources, International Diversified Equities, Venture Value, Balanced/Phoenix Investment Counsel and Worldwide High Income Portfolios was October 31, 1994. The inception date of the Asset Allocation, Global Bond and Corporate Bond Portfolios was July 1, 1993. The inception date of the remaining portfolios was February 9, 1993.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

             The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

             The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in growth equity securities and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

             The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

             The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's Investor Service, Inc. or AA or better by Standard & Poor's Corporation.

             Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

             The investment objectives and policies of the twenty-two portfolios of the SunAmerica Trust are summarized below:

             The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests in accordance with country weightings as determined by the subadvisor in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

             The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of small capitalization growth companies.

             The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks.

             The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

             The PUTNAM GROWTH, GROWTH/PHOENIX INVESTMENT COUNSEL AND ALLIANCE GROWTH PORTFOLIOS seek long-term growth of capital. These portfolios invest primarily in common stocks or securities with common stock characteristics which the advisor believes have the potential for appreciation.

             The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

             The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

             The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds.

             The BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

             The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

             The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

             The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

             The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

             The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

             The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests mainly in the common stocks and other equity securities of companies that its subadvisor believes have above-average growth prospects primarily in emerging markets outside the United States.

             The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

             The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the Standard & Poor's 400 Industrials.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

             The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

             The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account

             Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

             Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.           CHARGES AND DEDUCTIONS

             Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

             WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

             Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

             Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

                           Year since Purchase      Applicable Withdrawal
                                Payment                Charge Percentage
                           -------------------      ---------------------
                           First                             7%
                           Second                            6%
                           Third                             5%
                           Fourth                            4%
                           Fifth                             3%
                           Sixth                             2%
                           Seventh                           1%
                           Eighth and beyond                 0%

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.           CHARGES AND DEDUCTIONS (continued)

             CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

             TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

             PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

             MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

             DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

             SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

             The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1998 consist of the following:

                                                            Cost of Shares   Proceeds from
              Variable Accounts                                   Acquired     Shares Sold
              -----------------                                   --------     -----------
              ANCHOR TRUST:
              Capital Appreciation Portfolio                  $245,021,409    $229,630,699
              Growth Portfolio                                  60,802,066      48,286,551
              Natural Resources Portfolio                        6,414,269       9,469,253
              Government and Quality Bond Portfolio            108,809,313      50,438,681

              SUNAMERICA TRUST:
              International Diversified Equities Portfolio      51,327,865      46,847,208
              Global Equities Portfolio                         76,160,647      63,649,488
              Aggressive Growth Portfolio                       18,330,770      21,684,071
              Venture Value Portfolio                          158,838,654     108,207,373
              Federated Value Portfolio                         26,478,793       8,885,902
              Putnam Growth Portfolio                           91,761,217      43,787,755
              Growth/Phoenix Investment Portfolio               43,123,395      34,526,296
              Alliance Growth Portfolio                        254,555,874     139,871,701
              Growth-Income Portfolio                          116,522,578      71,647,078
              Asset Allocation Portfolio                        95,016,376      29,036,847
              SunAmerica Balanced Portfolio                     33,789,438       7,569,621
              Balanced/Phoenix Investment Portfolio             14,641,653       5,406,735
              Utility Portfolio                                 18,053,857       9,607,178
              Worldwide High Income Portfolio                   31,413,895      34,353,333
              High-Yield Bond Portfolio                         98,689,275      72,761,757
              Global Bond Portfolio                             29,040,026      27,305,059
              Corporate Bond Portfolio                          28,951,783       6,152,398
              International Growth & Income Portfolio           26,147,001      18,445,621
              Emerging Markets Portfolio                         7,580,715      11,068,464
              Real Estate Portfolio                             23,221,583      12,778,519
              "Dogs" of Wall Street Portfolio                   14,711,174         900,955
              Cash Management Portfolio                        507,526,780     505,966,282
                                                              ============    ============

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.           FEDERAL INCOME TAXES

             The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

        The following financial statements are included in Part B of the Registration Statement:

                Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended September 30, 1998


                Audited Transition Report of Anchor National Life Insurance Company as of and for the three months ended December 31, 1998


                Financial Statements of Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) for the fiscal year ended November 30, 1998


(b)    Exhibits


(1)     Resolutions Establishing Separate Account......    ***
(2)     Custody Agreements.............................    **
(3)     (a) Distribution Contract......................    ***
        (b) Selling Agreement..........................    ***
(4)     Variable Annuity Contract......................    ****
(5)     Application for Contract.......................    ****
(6)     Depositor - Corporate Documents
        (a) Certificate of Incorporation...............    ***
        (b) By-Laws....................................    ***
(7)     Reinsurance Contract...........................    **
(8)     Fund Participation Agreement...................    ***
(9)     Opinion of Counsel.............................    ***
        Consent of Counsel.............................    ***
(10)    Consent of Independent Accountants.............    *
(11)    Financial Statements Omitted from Item 23......    **
(12)    Initial Capitalization Agreement...............    **
(13)    Performance Computations.......................    **
(14)    Diagram and Listing of All Persons Directly
        or Indirectly Controlled By or Under Common
        Control With Anchor National Life Insurance
        Company, the Depositor of Registrant...........    *
(15)    Powers of Attorney.............................    ***

               *     Filed Herewith
               **    Not Applicable
               ***   Filed January 30, 1998, Post-Effective Amendments 11 and 28
                     to this Registration Statement
               ****  Filed March 20, 1998, Post-Effective Amendments 12 and 29
                     to this Registration Statement


Item 25.  Directors and Officers of the Depositor

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
----                                --------
Eli Broad                      Chairman, President and
                               Chief Executive Officer
Jay S. Wintrob                 Director and Executive Vice President
Peter McMillan                 Director
James R. Belardi               Director and Senior Vice President
Susan L. Harris                Director, Senior Vice President
                               and Secretary
Jana W. Greer                  Director and Senior Vice President
Scott L. Robinson              Director and Senior Vice President
Marc H. Gamsin                 Director and Senior Vice President
N. Scott Gillis                Senior Vice President and Controller

Name                                Position
----                                --------
Edwin R. Raquel                Senior Vice President and Chief Actuary
David R. Bechtel               Vice President and Treasurer
J. Franklin Grey               Vice President
P. Daniel Demko, Jr.           Vice President
Kevin J. Hart                  Vice President
Edward P. Nolan*               Vice President
Greg Outcalt                   Vice President
Scott H. Richland              Vice President

------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26.  Persons Controlled By or Under Common Control With Depositor or

Registrant


        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company (File Nos. 333-56965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.



Item 27.   Number of Contract Owners

        As of December 31, 1998, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris Variable Annuity) was 99,625, of which 37,619 were Qualified Contracts and 61,646 were Nonqualified Contracts.


Item 28.  Indemnification

        None.


Item 29.   Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc.; all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                    President, General Counsel
                                    and Assistant Secretary
        Peter Harbeck               Director
        Debbie Potash-Turner        Controller
        James Nichols               Vice President
        Susan L. Harris             Secretary


                      Net
                      Distribution          Compensation
Name of               Discounts and         on Redemption        Brokerage
Distributor           Commissions           Annuitization        Commission   Commissions*
------------          --------------        -------------        -----------  ------------
SunAmerica            None                  None                 None         None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.   Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.

Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

A) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

B) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 14th day of December 1999.


                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----

ELI BROAD*                 President, Chief
--------------------       Executive Officer and
Eli Broad                  Chairman  of the Board
                          (Principal Executive Officer)


SCOTT L. ROBINSON*         Senior Vice President
--------------------       and Director
Scott L. Robinson         (Principal Financial Officer)


SCOTT GILLIS*              Senior Vice President
--------------------       and Controller
N. Scott Gillis           (Principal Accounting Officer)


JAMES R. BELARDI*          Director
--------------------
James R. Belardi


JANA W. GREER*             Director
--------------------
Jana W. Greer

/s/ SUSAN L. HARRIS        Director                        December 14, 1999
--------------------
Susan L. Harris

PETER MCMILLAN*            Director

SIGNATURE                     TITLE                           DATE
---------                     -----                           ----
PETER MCMILLAN
--------------------
Peter McMillan


JAY S. WINTROB*            Director
--------------------
Jay S. Wintrob


* By: /s/ SUSAN L. HARRIS  Attorney-in-Fact
     --------------------
         Susan L. Harris

Date:  December 14, 1999



** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.



**/s/ MARC H. GAMSIN       Director                          December 14, 1999
---------------------
Marc H. Gamsin

                                  EXHIBIT INDEX



Exhibit               Description
-------               -----------
Exhibit 10          Consent of Independent Accountants

Exhibit 14          Diagram and Listing of All Persons Directly or
                    Indirectly Controlled By or Under Common Control
                    With Anchor National Life Insurance Company, the
                    Depositor of Registrant.